                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-7538

                          LORD ABBETT SECURITIES TRUST
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 10/31
                         -----

Date of reporting period: October 31, 2003
                          ----------------

ITEM 1:     Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
     REPORT

LORD ABBETT
  ALL VALUE FUND
  ALPHA FUND
  INTERNATIONAL OPPORTUNITIES
    FUND
  LARGE-CAP VALUE FUND


FOR THE YEAR ENDED OCTOBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT SECURITIES TRUST ANNUAL REPORT
FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Lord Abbett Securities Trust's strategies and performance for the fiscal year ended October 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose during the period, reaching 6.4% by June 2003. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

   In June, the Federal Reserve Board (the "Fed") cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.-providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions.

   The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets, adding to the market gains experienced in the second quarter. For the period, major indices advanced, but concerns over future growth grew as the summer ended.

--------------------------------------------------------------------------------

   As the economy entered the final months of 2003, early gross domestic product
(GDP) numbers showed that the U.S. economy expanded by an 8.2% rate in the third quarter, well ahead of expectations and up from 3.3% growth in the second quarter. In addition, productivity data, an important gauge for inflation, remained strong and can be an important signal that interest rates may remain low in the near-term. As the period came to a close, October's employment report showed an increase of 126,000 jobs and a lower unemployment rate of 6.0%-an encouraging sign as the economy enters 2004.

LORD ABBETT
ALL VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the fiscal year ended October 31, 2003, Lord Abbett All Value Fund returned 23.5%(1), underperforming the Russell 3000(R) Value Index(2), which returned 24.1% over the same period. The Fund, however, outperformed the S&P 500 Index(3), which returned 20.8% for the same period. PLEASE REFER TO PAGE 6 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund's underweight in the financial services sector hurt performance during the last twelve months, as companies within the sector experienced strong performance as general economic activity increased with an improving economy.

   Stock selection, combined with a sector overweight within the materials and processing sector, aided relative performance for the year. Certain stocks of mining companies performed well, as the price of gold appreciated during the period. In addition, stock selection within the healthcare sector helped performance, as stocks of certain companies engaged in the development and distribution of generic and brand pharmaceutical products appreciated due to record earnings.

LORD ABBETT ALPHA FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: The Alpha Series uses a "fund of funds" approach, which currently divides assets among the Lord Abbett Developing Growth Fund, Lord Abbett Securities Trust-Lord Abbett International Opportunities Fund (formerly International Series) and Lord Abbett Small-Cap Value Fund. For the fiscal year ended October 31, 2003, Lord Abbett Securities Trust-Alpha Series returned 36.6%,(1) underperforming its benchmark, the Citigroup Small-Cap World Index(4), which returned 44.6% for the same period. PLEASE REFER TO PAGE 7 FOR AVERAGE ANNUAL TOTAL RETURNS.

--------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND COMPONENT
(APPROXIMATELY 30.0% OF ALPHA SERIES)

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the healthcare sector was the primary detractor from relative performance. Within the sector, certain holdings underperformed after posting lower revenue and net income. Stock selection within materials and processing also detracted from performance, as some holdings reported losses from lower commodity prices. In addition, while absolute performance in the Lord Abbett Developing Growth Fund was strong, stock selection in the technology sector hurt relative performance.

   During the period, the Lord Abbett Developing Growth Fund gained from stock selection in the consumer discretionary sector, as certain holdings within the retail and apparel industry benefited from renewed optimism over consumer spending and strong earnings. In addition, the Fund benefited from an underweight in the financial services sector, as the sector failed to keep pace with the rest of the index.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND COMPONENT
(APPROXIMATELY 40.0% OF ALPHA SERIES)

See discussion below about Lord Abbett International Opportunities Fund.

LORD ABBETT SMALL-CAP VALUE FUND COMPONENT
(APPROXIMATELY 30.0% OF ALPHA SERIES)

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During the period, the Lord Abbett Small-Cap Value Fund was negatively impacted by stock selection in the consumer discretionary sector. While the Fund's absolute return in this sector was strong, the performance lagged the Fund's benchmark, the Russell 2000(R) Value Index.(5) Stock selection in the energy sector also contributed negatively to the Fund's performance, as certain holdings experienced greater-than-expected losses.

   The largest positive contributor to performance during the fiscal year was stock selection within the materials & processing sector, where certain holdings benefited from lower expenses and improving margins. In addition, the Fund benefited from holdings in the auto and transportation sector, as strong earnings outlooks propelled certain Fund holdings. An underweight and stock selection in the financial services sector also helped the Fund's performance.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND (FORMERLY INTERNATIONAL SERIES)

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the fiscal year ended October 31, 2003, Lord Abbett International

--------------------------------------------------------------------------------

Opportunities Fund returned 35.1%(1), outperforming the MSCI-EAFE Index(6), which returned 27.6% over the same period. Please refer to page 8 for Average Annual Total Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the financial sector benefited Fund performance, as stocks of companies in Australian and European insurers and banks outperformed. Stock selection in the materials sector was also a positive, as higher gold prices drove certain holdings.

   The Fund's performance was hurt from poor stock selection in the information technology and consumer discretionary sectors. While certain of the Fund's technology holdings performed well in absolute terms, the Fund held higher quality names that rallied less than the sector. In the consumer discretionary sector, the Fund's performance was hurt by holdings in European retailers whose growth prospects disappointed investors.

LORD ABBETT LARGE-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: The Fund became available to the public on June 30, 2003. For the period from June 30, 2003 to October 31, 2003, Lord Abbett Large-Cap Value Fund returned 8.4%(1), underperforming the S&P 500/Barra Value Index (7), which returned 9.6% over the same period. The Fund, however, outperformed the Lipper Large-Cap Value Average(8), which returned 7.6% for the period. Standardized Average Annual Total Return for the period ended October 31, 2003 is 2.19% (since June 30,
2003). This reflects performance of Class A shares at the maximum sales charge of 5.75% with all distributions reinvested.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the healthcare sector detracted from performance, as lower earnings and sales guidance negatively impacted Fund holdings. In addition, stock selection in the consumer staples sector hurt the Fund's performance. Certain stocks in the sector declined as popular culture moved away from some food products into healthier snack alternatives. Stock selection in the energy sector also detracted from performance.

   For the period, the Fund's overweight exposure to the materials sector added to performance, as rising gold prices and a better economic environment created optimism in the stocks of materials companies. The Fund's stock selection in the industrial sector also benefited performance for the period, as certain holdings experienced stronger earnings in an improving economy. In addition, stock selection in the financial section added to performance.

--------------------------------------------------------------------------------

(1) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the fiscal year ended October 31, 2003.

(2) The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) The Citigroup Small-Cap World Index is a subset of the Global Citigroup Broad Market Index (BMI).

(5) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(6) The Morgan Stanley Capital International (MSCI) - Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia and the Far East. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(7) The S&P 500/Barra Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the S&P 500 Index into two mutually exclusive indices designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index containing firms with higher price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(8) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of October 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with a Fund, please see the Funds' Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in each Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

Each Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.lordabbett.com.

FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, INVESTMENT OBJECTIVES, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

ALL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class C shares with the same investment in the S&P 500/Barra Value Index and Russell 3000(R) Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

           THE FUND (CLASS C SHARES)
           AT NET ASSET VALUE(1)       S&P 500/BARRA VALUE INDEX(2)   RUSSELL 3000 VALUE INDEX(2)
Jan-1994                   $  10,000                      $  10,000                     $  10,000
Oct-1994                   $  10,262                      $  10,231                     $  10,083
Oct-1995                   $  12,502                      $  12,586                     $  12,481
Oct-1996                   $  15,006                      $  15,684                     $  15,386
Oct-1997                   $  18,901                      $  20,343                     $  20,553
Oct-1998                   $  20,968                      $  22,732                     $  23,141
Oct-1999                   $  25,791                      $  27,053                     $  26,676
Oct-2000                   $  28,561                      $  29,672                     $  28,360
Oct-2001                   $  26,362                      $  24,206                     $  25,356
Oct-2002                   $  24,142                      $  20,386                     $  22,963
Oct-2003                   $  29,622                      $  25,446                     $  28,488

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                             1 YEAR     5 YEARS     LIFE OF CLASS
               CLASS A(3)     16.38%       6.50%            11.27%
               CLASS B(4)     18.77%       7.00%             8.40%
               CLASS C(5)     22.70%       7.16%            11.69%
               CLASS P(6)     23.30%          -              1.31%

(1) This shows total return applicable to Class C shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, using the SEC-required uniform method to compute such return.
(2) Performance of the unmanaged indices does not reflect any transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance. Performance for the Indices begins on December 31, 1993.
(3) Class A shares commenced operations on July 15, 1996. Total Return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on June 5, 1997. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for the life of the class.
(5) Class C shares commenced operations on January 3, 1994. Performance is at net asset value. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.
(6) Class P shares commenced operations on August 15, 2001. Performance is at net asset value.

ALPHA FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Citigroup Small-Cap World Index assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES)
             AT NET ASSET VALUE          AT MAXIMUM OFFERING PRICE(1)   CITIGROUP SMALL-CAP WORLD INDEX(2)
3/18/98                      $  10,000                      $   9,425                            $  10,000
10/31/98                     $   8,308                      $   7,830                            $   8,484
10/31/99                     $   9,788                      $   9,226                            $  10,140
10/31/2000                   $  11,463                      $  10,804                            $  10,983
10/31/2001                   $   8,865                      $   8,355                            $   9,572
10/31/2002                   $   7,587                      $   7,151                            $   9,069
10/31/2003                   $  10,363                      $   9,767                            $  13,112

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                             1 YEAR     5 YEAR      LIFE OF CLASS
               CLASS A(3)     28.71%      3.29%              -.42%
               CLASS B(4)     31.62%      3.68%              -.18%
               CLASS C(5)     35.62%      3.84%              -.02%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance for the Index begins on March 31, 1998.
(3) Class A shares commenced operations on March 18, 1998. Total Return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on March 18, 1998. Performance reflects the deduction of a CDSC of 4% for 1 year and 1% for the life of the class.
(5) Class C shares commenced operations on March 18, 1998. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Citigroup Small-Cap World ex-US Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES)
             AT NET ASSET VALUE          AT MAXIMUM OFFERING PRICE(1)   CITIGROUP SMALL CAP WORLD EX-U.S. INDEX(2)
Dec 13, 96                   $  10,000                      $   9,425                                    $  10,000
Oct 31, 97                   $  11,516                      $  10,854                                    $   9,300
Oct 31, 98                   $  13,169                      $  12,411                                    $   8,800
Oct 31, 99                   $  14,902                      $  14,045                                    $  10,728
Oct 31, 2000                 $  16,536                      $  15,585                                    $  10,417
Oct 31, 2001                 $   8,943                      $   8,429                                    $   8,754
Oct 31, 2002                 $   7,219                      $   6,804                                    $   8,418
Oct 31, 2003                 $   9,750                      $   9,190                                    $  12,660

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                             1 YEAR     5 YEAR      LIFE OF CLASS
               CLASS A(3)     27.36%     -6.95%             -1.23%
               CLASS B(4)     29.89%     -6.64%             -2.38%
               CLASS C(5)     34.67%     -6.38%             -2.31%
               CLASS P(6)     35.17%         -              -6.83%
               CLASS Y(7)     35.22%     -5.49%             -3.15%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance for the Index begins on December 31, 1996.
(3) Class A shares commenced operations on December 13, 1996. Total Return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on June 2, 1997. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for the life of the class.
(5) Class C shares commenced operations on June 2, 1997. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on March 9, 1999. Performance is at net asset value.
(7) Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
ALL VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 92.81%

ADVERTISING AGENCY 0.63%
Interpublic
Group of Cos., Inc.*                                              320,000   $    4,762
                                                                            ----------
AGRICULTURE FISHING &
RANCHING 0.76%
Delta & Pine Land Co.                                             137,000        3,132
Monsanto Co.                                                      104,000        2,605
                                                                            ----------
TOTAL                                                                            5,737
                                                                            ----------
AIR TRANSPORTATION 0.30%
Alaska Air Group, Inc.*                                            36,100        1,039
AMR Corp.*                                                         25,000          332
Southwest Airlines Co.                                             45,300          879
                                                                            ----------
TOTAL                                                                            2,250
                                                                            ----------
ALUMINUM 1.70%
Alcoa, Inc.                                                       407,000       12,849
                                                                            ----------
AUTO PARTS: AFTER
MARKET 0.64%
Genuine Parts Co.                                                 152,000        4,837
                                                                            ----------
AUTO PARTS: ORIGINAL
EQUIPMENT 1.40%
American Axle &
Mfg Holdings*                                                     110,000        3,806
Borg Warner, Inc.                                                  52,000        4,138
Dana Corp.                                                        160,000        2,605
                                                                            ----------
TOTAL                                                                           10,549
                                                                            ----------
BANKS: OUTSIDE
NEW YORK CITY 6.73%
Bank One Corp.                                                    280,000       11,886
Cullen/Frost
Bankers, Inc.                                                     194,000        7,519
Doral Financial Corp.(a)                                          147,700        7,459
FleetBoston
Financial Corp.                                                    46,000        1,858
MBNA Corp.                                                        119,460   $    2,957
Wachovia Corp.                                                    194,600        8,926
Wells Fargo & Co.                                                 180,000       10,138
                                                                            ----------
TOTAL                                                                           50,743
                                                                            ----------
BEVERAGE: SOFT DRINKS 1.65%
PepsiCo, Inc.                                                     259,900       12,428
                                                                            ----------
CABLE TELEVISION
SERVICES 1.43%
Viacom, Inc.                                                      270,000       10,765
                                                                            ----------
CHEMICALS 3.09%
E.I. du Pont de
Nemours & Co.                                                     155,000        6,262
Eastman Chemical Co.                                               85,000        2,759
OM Group, Inc.*                                                   194,500        3,481
Praxair, Inc.                                                     110,000        7,654
Rohm & Haas Co.                                                    80,000        3,144
                                                                            ----------
TOTAL                                                                           23,300
                                                                            ----------
COMPUTER SERVICES SOFTWARE &
SYSTEMS 1.27%
Cadence Design
Systems, Inc.*                                                    235,000        3,617
Electronics for
Imaging, Inc.*                                                     81,800        2,217
Reynolds & Reynolds                                               138,000        3,748
                                                                            ----------
TOTAL                                                                            9,582
                                                                            ----------
COMPUTER TECHNOLOGY 3.42%
Apple Computer, Inc.*                                             675,000       15,451
EMC Corp.*                                                        414,900        5,742
Zebra Technologies
Corp. Class A*                                                     81,150        4,621
                                                                            ----------
TOTAL                                                                           25,814
                                                                            ----------
CONSUMER ELECTRONICS 0.29%
Take-Two Interactive
Software, Inc.*                                                    55,000        2,175
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
CONSUMER PRODUCTS 0.52%
Yankee Candle Co.*                                                140,000   $    3,917
                                                                            ----------
CONTAINERS & PACKAGING:
PAPER & PLASTIC 0.75%
Pactiv Corp.*                                                     255,000        5,623
                                                                            ----------
COPPER 0.21%
Mueller Industries, Inc.*                                          50,000        1,578
                                                                            ----------
DIVERSIFIED FINANCIAL
SERVICES 3.19%
Citigroup, Inc.                                                   350,000       16,590
Merrill Lynch & Co., Inc.                                         125,500        7,430
                                                                            ----------
TOTAL                                                                           24,020
                                                                            ----------
DIVERSIFIED MANUFACTURING 1.01%
Georgia-Pacific Corp.                                             290,000        7,621
                                                                            ----------
DRUGS & PHARMACEUTICALS 3.91%
Merck & Co., Inc.                                                 108,000        4,779
Mylan Laboratories, Inc.                                           40,700          983
Novartis AG-ADR                                                   215,900        8,284
Schering-Plough Corp.                                             635,000        9,696
Wyeth                                                             130,000        5,738
                                                                            ----------
TOTAL                                                                           29,480
                                                                            ----------
ELECTRICAL EQUIPMENT &
COMPONENTS 0.68%
Emerson Electric Co.                                               60,000        3,405
Technitrol, Inc.*                                                  79,000        1,722
                                                                            ----------
TOTAL                                                                            5,127
                                                                            ----------
ELECTRONICS 0.65%
Vishay
Intertechnology, Inc.*                                            262,300        4,918
                                                                            ----------
ELECTRONICS: INSTRUMENTS
GAUGES & METERS 0.38%
Dionex Corp.*                                                      67,000        2,850
                                                                            ----------
ELECTRONICS: MEDICAL
SYSTEMS 0.27%
Haemonetics Corp.*                                                 89,500   $    2,064
                                                                            ----------
ELECTRONICS: TECHNOLOGY 2.14%
Intermagnetics
General Corp.*                                                     40,000          942
Motorola, Inc.                                                  1,120,000       15,153
                                                                            ----------
TOTAL                                                                           16,095
                                                                            ----------
ENTERTAINMENT 2.31%
The Walt Disney Co.                                               768,800       17,406
                                                                            ----------
FERTILIZERS 0.63%
Potash Corp. of
Saskatchewan(a)                                                    60,000        4,724
                                                                            ----------
FINANCE COMPANIES 1.57%
Mellon Financial Corp.                                            309,400        9,242
Quanta Capital
Holdings*                                                         260,000        2,626
                                                                            ----------
TOTAL                                                                           11,868
                                                                            ----------
FOODS 2.42%
General Mills, Inc.                                               120,500        5,404
Kraft Foods, Inc. Class A                                         167,935        4,887
Smithfield Foods, Inc.*                                           374,400        7,960
                                                                            ----------
TOTAL                                                                           18,251
                                                                            ----------
FOREST PRODUCTS 0.14%
Weyerhaeuser Co.                                                   18,000        1,084
                                                                            ----------
GOLD 1.70%
Newmont Mining Corp.                                              292,000       12,784
                                                                            ----------
HEALTHCARE FACILITIES 0.49%
Manor Care, Inc.                                                  110,000        3,661
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
HEALTHCARE MANAGEMENT
SERVICES 0.48%
Caremark Rx, Inc.*                                                 27,780   $      696
Sierra Health
Services, Inc.*                                                   125,000        2,911
                                                                            ----------
TOTAL                                                                            3,607
                                                                            ----------
IDENTIFICATION CONTROL &
FILTER DEVICES 0.99%
Hubbell, Inc.                                                     135,000        5,784
IDEX Corp.                                                         46,000        1,710
                                                                            ----------
TOTAL                                                                            7,494
                                                                            ----------
INSURANCE: MULTI-LINE 2.17%
American Int'l
Group, Inc.                                                       115,000        6,995
Markel Corp.*                                                      19,800        4,997
SAFECO Corp.                                                      118,500        4,349
                                                                            ----------
TOTAL                                                                           16,341
                                                                            ----------
INSURANCE:
PROPERTY-CASUALTY 1.54%
Odyssey Re
Holdings Corp.                                                    255,900        5,369
XL Capital Ltd. Class A(a)                                         89,500        6,220
                                                                            ----------
TOTAL                                                                           11,589
                                                                            ----------
MACHINERY: AGRICULTURAL 2.66%
Deere & Co.                                                       331,300       20,083
                                                                            ----------
MACHINERY: ENGINES 1.16%
Briggs & Stratton Corp.                                            81,000        5,266
Cummins, Inc.                                                      73,500        3,484
                                                                            ----------
TOTAL                                                                            8,750
                                                                            ----------
MACHINERY: INDUSTRIAL/
SPECIALTY 0.94%
Illinois Tool Works, Inc.                                          74,100        5,450
Woodward Governor Co.                                              36,000        1,665
                                                                            ----------
TOTAL                                                                            7,115
                                                                            ----------
MACHINERY: OIL WELL
EQUIPMENT & SERVICES 2.31%
Baker Hughes, Inc.                                                 60,000   $    1,696
Grant Prideco, Inc.*                                              190,000        2,155
Grey Wolf, Inc.*                                                  800,000        2,568
Halliburton Co.                                                   130,000        3,104
Helmerich & Payne, Inc.                                            85,000        2,253
Pride Int'l., Inc.*                                               241,700        3,959
Schlumberger Ltd.                                                  35,000        1,644
                                                                            ----------
TOTAL                                                                           17,379
                                                                            ----------
MACHINERY: SPECIALTY 0.13%
JLG Industries, Inc.                                               83,700          999
                                                                            ----------
MEDICAL & DENTAL
INSTRUMENTS & SUPPLIES 0.99%
Bausch & Lomb, Inc.                                               126,300        6,083
ICU Medical, Inc.*                                                 42,000        1,419
                                                                            ----------
TOTAL                                                                            7,502
                                                                            ----------
MEDICAL SERVICES 0.27%
Covance, Inc.*                                                     77,400        2,015
                                                                            ----------
METAL FABRICATING 1.61%
Quanex Corp.                                                      167,100        6,692
The Timken Co.                                                    325,000        5,454
                                                                            ----------
TOTAL                                                                           12,146
                                                                            ----------
METALS & MINERALS
MISCELLANEOUS 0.46%
Graftech Int'l Ltd.*                                              332,100        3,451
                                                                            ----------
MILLING: FRUIT AND GRAIN
PROCESSING 0.72%
Archer-Daniels-
Midland Co.                                                       380,000        5,453
                                                                            ----------
MISCELLANEOUS EQUIPMENT 0.92%
W.W. Grainger, Inc.                                               152,300        6,972
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS &
PROCESSING 0.19%
Rogers Corp.*                                                      35,000   $    1,399
                                                                            ----------
MULTI-SECTOR COMPANIES 2.70%
3M Co.                                                             31,200        2,461
Eaton Corp.                                                        92,000        9,222
Tyco Int'l., Ltd.(a)                                              415,000        8,665
                                                                            ----------
TOTAL                                                                           20,348
                                                                            ----------
OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.86%
Xerox Corp.*                                                      615,000        6,458
                                                                            ----------
OIL: CRUDE PRODUCERS 0.94%
Chesapeake Energy Corp.                                           115,000        1,372
EOG Resources, Inc.                                                77,400        3,262
Westport
Resources Corp.*                                                  101,400        2,427
                                                                            ----------
TOTAL                                                                            7,061
                                                                            ----------
OIL: INTEGRATED INTERNATIONAL 4.45%
ChevronTexaco Corp.                                                39,200        2,912
Exxon Mobil Corp.                                                 837,012       30,618
                                                                            ----------
TOTAL                                                                           33,530
                                                                            ----------
PAPER 1.51%
International Paper Co.                                           165,064        6,495
Meadwestvaco Corp.                                                190,000        4,925
                                                                            ----------
TOTAL                                                                           11,420
                                                                            ----------
PUBLISHING: NEWSPAPERS 1.78%
Journal Register Co.*                                             107,800        2,159
Tribune Co.                                                       230,000       11,282
                                                                            ----------
TOTAL                                                                           13,441
                                                                            ----------
RADIO & TV BROADCASTERS 0.99%
Clear Channel
Communications, Inc.                                              182,500        7,450
                                                                            ----------
RAILROADS 0.94%
CSX Corp.                                                         222,000   $    7,064
                                                                            ----------
REAL ESTATE INVESTMENT
TRUSTS 0.43%
Host Marriott Corp.*                                              306,800        3,206
                                                                            ----------
RESTAURANTS 0.41%
Yum! Brands, Inc.*                                                 90,000        3,073
                                                                            ----------
RETAIL 4.02%
Barnes & Noble, Inc.*                                              90,000        2,682
Foot Locker, Inc.                                                  60,000        1,074
J.C. Penney Co., Inc.                                             152,000        3,595
Limited Brands, Inc.                                              470,000        8,272
Pier 1 Imports, Inc.                                              300,000        6,930
Target Corp.                                                      194,200        7,717
                                                                            ----------
TOTAL                                                                           30,270
                                                                            ----------
SAVINGS & LOAN 0.12%
Webster Financial Corp.                                            21,000          939
                                                                            ----------
SERVICES: COMMERCIAL 0.43%
Waste
Management, Inc.                                                  125,000        3,240
                                                                            ----------
SHOES 0.90%
NIKE, Inc. Class B                                                106,000        6,773
                                                                            ----------
SOAPS & HOUSEHOLD
CHEMICALS 1.21%
Gillette Co.                                                      285,000        9,092
                                                                            ----------
TELECOMMUNICATIONS
EQUIPMENT 0.32%
Arris Group, Inc.*                                                103,000          618
C-Cor.Net Corp.*                                                  175,300        1,767
                                                                            ----------
TOTAL                                                                            2,385
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
TOYS 0.51%
Hasbro, Inc.                                                      177,500   $    3,870
                                                                            ----------
UTILITIES: CABLE TV &
RADIO 1.43%
Comcast Corp.*                                                    329,975       10,764
                                                                            ----------
UTILITIES: ELECTRICAL 2.01%
Ameren Corp.                                                      112,200        5,010
CMS Energy Corp.*                                                 420,000        3,410
Progress Energy, Inc.                                             156,000        6,724
                                                                            ----------
TOTAL                                                                           15,144
                                                                            ----------
UTILITIES:
TELECOMMUNICATIONS 2.47%
SBC
Communications, Inc.                                              240,000        5,755
Verizon
Communications, Inc.                                              382,000       12,835
                                                                            ----------
TOTAL                                                                           18,590
                                                                            ----------
UTILITIES: WATER 0.56%
Philadelphia
Suburban Corp.                                                    180,000        4,252
                                                                            ----------
TOTAL COMMON STOCKS
(Cost $615,614,746)                                                            699,527
                                                                            ==========

                                                                PRINCIPAL
                                                                   AMOUNT        VALUE
INVESTMENTS                                                         (000)        (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 6.45%

REPURCHASE AGREEMENT 6.45%

Repurchase Agreement dated 10/31/2003, 0.99% due 11/3/2003
with State Street Bank & Trust Co. collateralized by
$1,635,000 of Federal Home Loan Mortgage Corp. at 1.20% due
8/6/2004 and $46,590,000 of Federal Home Loan Bank at 3.25%
due 8/15/2005; value: $49,584,069; proceeds: $48,608,425
(Cost $48,604,415)                                             $   48,604   $   48,604
                                                                            ==========
TOTAL INVESTMENTS
99.26% (Cost $664,219,161)                                                  $  748,131
                                                                            ==========

   *   Non-income producing security.
  (a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
ALPHA FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
INVESTMENTS IN
UNDERLYING FUNDS 99.43%
Lord Abbett Developing
Growth Fund, Inc. -
Class Y*(a)                                                     2,598,664   $   39,968

Lord Abbett Research
Fund, Inc. Small-Cap
Value Fund -
Class Y*(b)                                                     1,594,581       39,769

Lord Abbett Securities
Trust-International
Opportunities Fund -
Class Y(b)                                                      6,236,260       53,195
                                                                            ----------

TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $141,363,542)                                                            132,932
                                                                            ==========

                                                                PRINCIPAL
                                                                   AMOUNT        VALUE
INVESTMENTS                                                         (000)        (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.66%

REPURCHASE AGREEMENT 0.66%
Repurchase Agreement dated 10/31/2003, 0.99% due 11/3/2003
with State Street Bank & Trust Co. collateralized by
$905,000 of Federal Home Loan Mortgage Corp. at 1.25% due
8/27/2004; value: $907,702; proceeds: $888,300
(Cost $888,227)                                                $      888   $      888
                                                                            ==========
TOTAL INVESTMENTS
100.09% (Cost $142,251,769)                                                 $  133,820
                                                                            ==========

  *    Non-income producing security.
  (a) Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
  (b)  Fund investment objective is long-term capital appreciation.

SCHEDULE OF INVESTMENTS
INTERNATIONAL OPPORTUNITIES FUND+ OCTOBER 31, 2003

                                                                                 U.S.$
                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 93.87%

AUSTRALIA 8.71%
Amcor Ltd.                                                        300,700   $    1,814
James Hardie
Industries N.V.*                                                  336,500        1,712
Newcrest Mining Ltd.                                              354,900        3,042
Promina Group Ltd.                                              1,001,400        2,359
QBE Insurance
Group Ltd.^                                                       256,100        1,872
Santos Ltd.                                                       255,900        1,109
                                                                            ----------
TOTAL                                                                           11,908
                                                                            ----------
BELGIUM 1.35%
Colruyt N.V.                                                       20,400   $    1,850
                                                                            ----------
CANADA 3.00%
Cognos, Inc.*                                                      60,500        2,089
Cott Corp.*                                                        77,200        2,011
                                                                            ----------
TOTAL                                                                            4,100
                                                                            ----------
CHINA 1.22%
People's Food
Holdings Ltd.^                                                  1,294,000          825
United Food
Holdings Ltd.^                                                  2,580,531          837
                                                                            ----------
TOTAL                                                                            1,662
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND+ OCTOBER 31, 2003

                                                                                 U.S.$
                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
FRANCE 9.18%
Imerys S.A.^                                                       10,700   $    2,052
IPSOS^                                                             27,800        2,346
Neopost S.A.                                                       48,550        2,411
Publicis Groupe^                                                   59,300        1,854
SR Teleperformance                                                100,369        1,908
Zodiac S.A.                                                        67,300        1,989
                                                                            ----------
TOTAL                                                                           12,560
                                                                            ----------
GERMANY 6.21%
Continental AG                                                     70,400        2,398
Eigner US*~                                                       997,900           --(a)
Medion AG^                                                         43,400        1,937
Prosieben Sat.1
Media AG-Pfd                                                       95,800        1,459
Puma AG                                                            18,650        2,693
                                                                            ----------
TOTAL                                                                            8,487
                                                                            ----------
GREECE 2.40%
Opap                                                              138,200        1,703
Vodafone Panafon S.A.                                             226,300        1,578
                                                                            ----------
TOTAL                                                                            3,281
                                                                            ----------
HONG KONG 5.23%
Dah Sing Financial                                                273,422        1,910
Esprit Holdings Ltd.                                              620,700        1,950
Hong Kong
Exchanges & Clear                                                 750,800        1,634
Smartone
Telecommunications                                              1,021,500        1,657
                                                                            ----------
TOTAL                                                                            7,151
                                                                            ----------
IRELAND 1.97%
Anglo Irish Bank
Corp. plc                                                         224,800        2,700
                                                                            ----------
ITALY 4.74%
Alleanza Assicurazioni^                                           116,825        1,169
Credito Emiliano S.P.A.                                           255,500        1,702
Davide Campari-Milano
S.P.A.                                                             42,300   $    1,819
Merloni
Elettrodomestici                                                  106,500        1,795
                                                                            ----------
TOTAL                                                                            6,485
                                                                            ----------
JAPAN 23.17%
Alps Electric Co. Ltd.^                                            93,200        1,562
Arisawa Mfg Co. Ltd.                                               35,200        1,406
Casio Computer Co. Ltd.^                                          205,700        1,832
Daikin Industries Ltd.                                             81,100        1,730
Don Quijote Co. Ltd.^                                              34,000        1,828
Goodwill Group, Inc.                                                  212        1,527
KOSE Corp.^                                                        44,800        1,430
Matsumotokiyoshi
Co. Ltd.^                                                          34,000        1,710
Misumi Corp.                                                       30,600        1,394
Mitsui Mining &
Smelting Co.                                                      350,000        1,401
Nikon Corp.*                                                      158,200        2,402
Nitori Co. Ltd.^                                                   24,700        1,575
Nitto Denko Corp.                                                  50,070        2,628
Park24 Co. Ltd.                                                    94,100        2,011
Stanley Electronic
Co. Ltd.                                                          118,700        2,527
THK Co. Ltd.^                                                      67,300        1,365
Uni-Charm Corp.                                                    33,250        1,552
Yamaha Motor Co., Ltd.^                                           159,800        1,813
                                                                            ----------
TOTAL                                                                           31,693
                                                                            ----------
RUSSIA 1.68%
Vimpelcom - SP ADR*^                                               35,300        2,298
                                                                            ----------
SINGAPORE 2.46%
Great Eastern
Holdings, Ltd.^                                                   234,400        1,495
Venture Corp.                                                     172,000        1,867
                                                                            ----------
TOTAL                                                                            3,362
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND+ OCTOBER 31, 2003

                                                                                 U.S.$
                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
SOUTH KOREA 0.31%
NHN Corp.                                                           3,300   $      422
                                                                            ----------
SPAIN 6.96%
Corporacion Mapfre S.A.                                           165,550        2,063
Grupo Ferrovial S.A.^                                              59,100        1,687
Iberia Lineas Aereas de
Espana S.A.^                                                      903,700        2,206
Indra Sistemas, S.A.                                              148,800        1,675
Prosegur, Compania de
Seguridad S.A.                                                    115,802        1,885
                                                                            ----------
TOTAL                                                                            9,516
                                                                            ----------
SWEDEN 1.38%
Getinge AG                                                         51,500        1,885
                                                                            ----------
SWITZERLAND 2.61%
Geberit AG*                                                         4,815        1,983
Nobel Biocare Hldgs. AG                                            17,900        1,589
                                                                            ----------
TOTAL                                                                            3,572
                                                                            ----------
UNITED KINGDOM 11.29%
Aegis Group plc                                                 1,065,500        1,804
Cattles plc                                                       308,100        1,668
Close Brothers Group plc                                          154,650        1,896
HIT Entertainment plc                                             393,500        1,830
ICAP plc                                                           80,000        1,878
Jarvis plc                                                        148,000          609
Lastminute.com plc*                                               275,300        1,385
Man Group plc                                                      82,300        2,024
Michael Page Int'l                                                119,180          372
Next plc                                                           98,500        1,972
                                                                            ----------
TOTAL                                                                           15,438
                                                                            ----------
TOTAL COMMON STOCKS
(Cost $99,511,542)                                                             128,370
                                                                            ==========
SHORT-TERM INVESTMENTS 18.62%

COLLATERAL FOR SECURITIES
ON LOAN 18.35%

State Street Navigator
Securities Lending Prime
Portfolio, 1.04%(b)                                                25,100   $   25,100
                                                                            ----------

                                                                PRINCIPAL
                                                                   AMOUNT
                                                                    (000)
                                                                    -----
REPURCHASE AGREEMENT 0.27%

Repurchase Agreement dated 10/31/2003, 0.99% due 11/3/2003
with State Street Bank & Trust Co. collateralized by
$380,000 of Federal Home Loan Mortgage Corp. at zero coupon
due 12/18/2003; value: $379,525; proceeds: $370,906            $      371          371
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,471,269)                                                              25,471
                                                                            ==========
TOTAL INVESTMENTS
112.49% (Cost $124,982,811)                                                 $  153,841
                                                                            ==========

 +   Formerly International Series.
 *   Non-income producing security.
 ^   Security (or a portion of security) on loan. See note 5.
 ~   Fair valued security. See note 2a.
 (a) Value is less than $1,000.
 (b) Rate shown reflects 7 day yield as of October 31, 2003.
Pfd-Preferred Shares.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND+ OCTOBER 31, 2003

--------------------------------------------------------------------------------
SECURITIES PRESENTED BY INDUSTRY (UNAUDITED):

Aerospace & Defense                   1.45%
Air Transportation                    1.61
Autos & Auto Parts                    4.93
Banks & Financial Services            1.97
Chemicals                             2.95
Computer Hardware                     1.42
Computer Services                     1.22
Computer Software                     1.53
Construction Materials                2.75
Consumer Building                     1.45
Consumer Durables                     1.34
Consumer Non-Durables                 6.75
Electronics                           4.26
Engineering & Capital Goods           3.08
Engineering & Construction            2.94
Food & Drink                          4.02
General Manufacturing & Services      7.58
Healthcare Products & Supplies        2.54
Internet Companies                    0.31
Leisure & Recreation                  1.25
Media                                 8.19
Mining & Metals                       3.25
Non-Property Financials              15.85
Oil & Gas                             0.81
Retail                                6.37
Telecommunications Services           4.05
Collateral for Securities on Loan    18.35
Repurchase Agreement                  0.27
                                    ------
TOTAL                               112.49%
                                    ------

  +    Formerly International Series

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
LARGE-CAP VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 91.42%

AIRLINES 0.86%
AMR Corp.*                                                            766   $       10
Delta Air Lines, Inc.*                                                932           12
                                                                            ----------
TOTAL                                                                               22
                                                                            ----------
BEVERAGES 2.16%
Diageo plc ADR                                                        170            8
PepsiCo, Inc.                                                         984           47
                                                                            ----------
TOTAL                                                                               55
                                                                            ----------
CHEMICALS 4.55%
E.I. du Pont de
Nemours & Co.                                                         749           30
Monsanto Co.                                                          668           17
Potash Corp. of
Saskatchewan(a)                                                       227           18
Praxair, Inc.                                                         404           28
Rohm & Haas Co.                                                       592           23
                                                                            ----------
TOTAL                                                                              116
                                                                            ----------
COMMERCIAL BANKS 9.91%
Bank of America Corp.                                                 200           15
Bank of New York Co., Inc.                                            504           16
Bank One Corp.                                                      1,186           51
FleetBoston Financial Corp.                                           752           30
Mellon Financial Corp.                                              1,412           42
U.S. Bancorp                                                          815           22
Wachovia Corp.                                                        962           44
Wells Fargo & Co.                                                     578           33
                                                                            ----------
TOTAL                                                                              253
                                                                            ----------
COMMERCIAL SERVICES & SUPPLIES 1.02%
Waste Management, Inc.                                                980           26
                                                                            ----------
COMMUNICATIONS EQUIPMENT 2.59%
Corning, Inc.*                                                      1,302   $       14
Motorola, Inc.                                                      3,851           52
                                                                            ----------
TOTAL                                                                               66
                                                                            ----------
COMPUTERS & PERIPHERALS 4.74%
Apple Computer, Inc.*                                               2,798           64
EMC Corp.*                                                          4,084           57
                                                                            ----------
TOTAL                                                                              121
                                                                            ----------
DIVERSIFIED FINANCIALS 5.05%
Citigroup, Inc.                                                     1,466           69
J.P. Morgan Chase & Co.                                               549           20
MBNA Corp.                                                            245            6
Merrill Lynch & Co., Inc.                                             576           34
                                                                            ----------
TOTAL                                                                              129
                                                                            ----------
DIVERSIFIED TELECOMMUNICATION
SERVICES 3.53%
BellSouth Corp.                                                       366           10
SBC Communications, Inc.                                            1,042           25
Verizon
Communications, Inc.                                                1,649           55
                                                                            ----------
TOTAL                                                                               90
                                                                            ----------
ELECTRIC UTILITIES 1.88%
Constellation Energy
Group, Inc.                                                           316           11
FPL Group, Inc.                                                       192           12
Progress Energy, Inc.                                                 571           25
                                                                            ----------
TOTAL                                                                               48
                                                                            ----------
ELECTRICAL EQUIPMENT 0.51%
Emerson Electric Co.                                                  226           13
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.78%
Agilent Technologies, Inc.*                                           563   $       14
Solectron Corp.*                                                      975            6
                                                                            ----------
TOTAL                                                                               20
                                                                            ----------
ENERGY EQUIPMENT &
SERVICES 2.74%
Baker Hughes, Inc.                                                  1,376           39
Schlumberger Ltd.                                                     654           31
                                                                            ----------
TOTAL                                                                               70
                                                                            ----------
FOOD PRODUCTS 4.04%
Archer-Daniels-
Midland Co.                                                         1,175           17
General Mills, Inc.                                                   823           37
Kellogg Co.                                                           494           16
Kraft Foods, Inc. Class A                                           1,135           33
                                                                            ----------
TOTAL                                                                              103
                                                                            ----------
HEALTHCARE EQUIPMENT &
SUPPLIES 0.31%
Baxter Int'l., Inc.                                                   308            8
                                                                            ----------
HEALTHCARE PROVIDERS &
SERVICES 0.98%
Cardinal Health, Inc.                                                 298           18
Tenet Healthcare Corp.*                                               546            7
                                                                            ----------
TOTAL                                                                               25
                                                                            ----------
HOUSEHOLD DURABLES 0.55%
Newell Rubbermaid, Inc.                                               588           14
                                                                            ----------
INDUSTRIAL CONGLOMERATES 1.29%
Tyco Int'l., Ltd.(a)                                                1,598           33
                                                                            ----------
INSURANCE 3.10%
American Int'l. Group, Inc.                                         1,023           62
Hartford Financial
Group, Inc.                                                           301           17
                                                                            ----------
TOTAL                                                                               79
                                                                            ----------
MACHINERY 5.37%
Deere & Co.                                                         1,191   $       72
Eaton Corp.                                                           338           34
Illinois Tool Works, Inc.                                             328           24
Parker - Hannifin Corp.                                               130            7
                                                                            ----------
TOTAL                                                                              137
                                                                            ----------
MEDIA 8.46%
Clear Channel
Communications, Inc.                                                  865           35
Comcast Corp.*                                                      1,515           49
The Walt Disney Co.                                                 2,559           58
Tribune Co.                                                           687           34
Viacom, Inc.                                                          989           40
                                                                            ----------
TOTAL                                                                              216
                                                                            ----------
METALS & MINING 3.45%
Alcoa, Inc.                                                         1,551           49
Newmont Mining Corp.                                                  882           39
                                                                            ----------
TOTAL                                                                               88
                                                                            ----------
MULTI-LINE RETAIL 1.65%
Target Corp.                                                        1,069           42
                                                                            ----------
OFFICE ELECTRONICS 1.53%
Xerox Corp.*                                                        3,704           39
                                                                            ----------
OIL & GAS 5.06%
BP plc ADR                                                            301           13
Exxon Mobil Corp.                                                   3,188          116
                                                                            ----------
TOTAL                                                                              129
                                                                            ----------
PAPER & FOREST PRODUCTS 2.55%
Bowater, Inc.                                                         187            8
International Paper Co.                                             1,070           42
Weyerhaeuser Co.                                                      257           15
                                                                            ----------
TOTAL                                                                               65
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
LARGE-CAP VALUE FUND OCTOBER 31, 2003

                                                                                 VALUE
INVESTMENTS                                                      SHARES          (000)
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS 0.74%
Gillette Co.                                                          580   $       19
                                                                            ----------
PHARMACEUTICALS 5.37%
Abbott Laboratories                                                   353           15
Merck & Co., Inc.                                                     559           25
Novartis AG-ADR                                                       603           23
Schering-Plough Corp.                                               2,371           36
Wyeth                                                                 858           38
                                                                            ----------
TOTAL                                                                              137
                                                                            ----------
ROAD & RAIL 1.21%
Canadian National Railway(a)                                          141            8
CSX Corp.                                                             720           23
                                                                            ----------
TOTAL                                                                               31
                                                                            ----------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS 0.51%
Teradyne, Inc.*                                                       551           13
                                                                            ----------
SPECIALTY RETAIL 3.17%
Limited Brands, Inc.                                                1,543           27
Staples, Inc.*                                                        532           14
The Gap, Inc.                                                       2,098           40
                                                                            ----------
TOTAL                                                                               81
                                                                            ----------
TEXTILES & APPAREL 1.76%
NIKE, Inc. Class B                                                    520           33
V.F. Corp.                                                            272           12
                                                                            ----------
TOTAL                                                                               45
                                                                            ----------
TOTAL COMMON STOCKS
(Cost $2,203,978)                                                                2,333
                                                                            ==========

                                                                PRINCIPAL
                                                                   AMOUNT        VALUE
INVESTMENTS                                                         (000)        (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 5.84%

REPURCHASE AGREEMENT 5.84%

Repurchase Agreement dated 10/31/2003, 0.99% due 11/3/2003
with State Street Bank & Trust Co. collateralized by
$155,000 of Federal National Mortgage Assoc. at 1.875% due
2/15/2005; value: $156,001; proceeds: $149,377
(Cost $149,365)                                                $      149   $      149
                                                                            ==========
TOTAL INVESTMENTS
97.26% (Cost $2,353,343)                                                    $    2,482
                                                                            ==========

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                ALL VALUE FUND         ALPHA FUND
ASSETS:
  Investment in securities, at cost                            $   664,219,161    $   142,251,769
-------------------------------------------------------------------------------------------------
  Investment in securities, at value                           $   748,131,078    $   133,819,839
  Receivables:
    Interest and dividends                                             707,472                 24
    Capital shares sold                                             16,163,386            207,886
    From affiliates                                                          -             37,691
    Prepaid expenses and other assets                                  108,888                689
-------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                     765,110,824        134,066,129
-------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                  9,704,484                  -
    Capital shares reacquired                                          491,429            147,073
    Management fees                                                    372,541                  -
    12b-1 distribution fees                                            409,259             86,380
    Fund administration                                                 23,659              4,441
    Trustees' fees                                                     168,235              6,803
    To Lord, Abbett & Co. LLC                                           11,699                  -
  Accrued expenses and other liabilities                               241,967            126,559
-------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 11,423,273            371,256
=================================================================================================
NET ASSETS                                                     $   753,687,551    $   133,694,873
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   662,442,964    $   152,816,538
Distributions in excess of net investment income                      (168,235)                 -
Accumulated net realized gain (loss) on investments                  7,500,905        (10,689,735)
Net unrealized appreciation (depreciation) on investments           83,911,917         (8,431,930)
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   753,687,551    $   133,694,873
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $   452,098,182    $    62,382,871
Class B Shares                                                 $   100,271,879    $    42,341,682
Class C Shares                                                 $   200,024,670    $    28,970,320
Class P Shares                                                 $     1,280,116                  -
Class Y Shares                                                 $        12,704                  -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                      45,530,740          4,338,593
Class B Shares                                                      10,352,417          3,019,352
Class C Shares                                                      20,709,598          2,065,620
Class P Shares                                                         129,559                  -
Class Y Shares                                                           1,277                  -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          9.93    $         14.38
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                 $         10.54    $         15.26
Class B Shares-Net asset value                                 $          9.69    $         14.02
Class C Shares-Net asset value                                 $          9.66    $         14.02
Class P Shares-Net asset value                                 $          9.88                  -
Class Y Shares-Net asset value                                 $          9.95                  -
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2003

                                                                 INTERNATIONAL
                                                                 OPPORTUNITIES          LARGE-CAP
                                                                         FUND+         VALUE FUND
ASSETS:
  Investment in securities, at cost                            $   124,982,811    $     2,353,343
-------------------------------------------------------------------------------------------------
  Investment in securities, at value                           $   153,841,334    $     2,481,621
  Cash, at value (cost $5,205,147, $0, respectively)                 5,229,137                  -
  Receivables:
    Interest and dividends                                             283,864              3,044
    Investment securities sold                                       3,408,578              3,481
    Capital shares sold                                                235,079            157,031
    From Lord, Abbett & Co. LLC                                              -             33,345
  Deferred offering expense                                                  -             51,464
-------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                     162,997,992          2,729,986
-------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                         25,100,394                  -
  Payables:
    Investment securities purchased                                    559,407             43,690
    Capital shares reacquired                                           41,578                  -
    Management fees                                                     85,809                760
    12b-1 distribution fees                                             47,955                577
    Fund administration                                                  4,533                 76
    Trustees' fees                                                      12,072                864
    To Lord, Abbett & Co. LLC                                                -             51,464
  Accrued expenses and other liabilities                               377,439             80,415
-------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                 26,229,187            177,846
=================================================================================================
NET ASSETS                                                     $   136,768,805    $     2,552,140
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   238,560,304    $     2,407,596
Undistributed net investment income                                  1,706,625              6,045
Accumulated net realized gain (loss) on investments
  and foreign currency related transactions                       (132,379,851)            10,221
Net unrealized appreciation on investments
  and translation of assets and
  liabilities denominated in foreign currencies                     28,881,727            128,278
-------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   136,768,805    $     2,552,140
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $    55,229,698    $     2,270,860
Class B Shares                                                 $    17,978,389    $       111,404
Class C Shares                                                 $    10,323,331    $       148,394
Class P Shares                                                 $           787    $        10,732
Class Y Shares                                                 $    53,236,600    $        10,750
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                       6,565,082            211,568
Class B Shares                                                       2,191,490             10,429
Class C Shares                                                       1,259,711             13,881
Class P Shares                                                           92.85              1,000
Class Y Shares                                                       6,237,490              1,000
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $          8.41    $         10.73
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                 $          8.92    $         11.38
Class B Shares-Net asset value                                 $          8.20    $         10.68
Class C Shares-Net asset value                                 $          8.19    $         10.69
Class P Shares-Net asset value                                 $          8.47    $         10.73
Class Y Shares-Net asset value                                 $          8.53    $         10.75
=================================================================================================

+Formerly International Series

                       SEE NOTES TO FINANCIAL STATEMENTS.
22

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                     ALL VALUE              ALPHA
                                                                          FUND               FUND
INVESTMENT INCOME:
Dividends                                                      $     7,362,651    $       572,817
Interest                                                               323,202             25,496
Foreign withholding tax                                                (17,113)                 -
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              7,668,740            598,313
-------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                      3,191,937            573,839
12b-1 distribution plan-Class A                                      1,009,570            192,004
12b-1 distribution plan-Class B                                        646,162            364,316
12b-1 distribution plan-Class C                                      1,369,767            249,814
12b-1 distribution plan-Class P                                          3,236                  -
Shareholder servicing                                                  985,767            517,855
Market data                                                              2,418              1,200
Professional                                                           111,733             36,520
Reports to shareholders                                                 78,499             31,132
Fund accounting                                                          9,161              2,053
Fund administration                                                    159,477             38,788
Custody                                                                 28,816              4,449
Trustees' fees                                                           7,345              4,477
Registration                                                            87,694             36,646
Organization                                                                 -              1,411
Other                                                                   31,433              2,691
-------------------------------------------------------------------------------------------------
Gross expenses                                                       7,723,015          2,057,195
  Expense reductions                                                    (4,981)            (1,344)
  Expenses assumed by Underlying Funds                                       -           (642,681)
  Management fee waived                                                      -           (573,839)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                         7,718,034            839,331
-------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (49,294)          (241,018)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                                 -          2,224,496
Net realized gain (loss) on investments                              8,709,355        (12,911,153)
Net change in unrealized appreciation/depreciation
  on investments                                                    98,646,882         47,133,769
=================================================================================================
NET REALIZED AND UNREALIZED GAIN                                   107,356,237         36,447,112
=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $   107,306,943    $    36,206,094
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Year Ended October 31, 2003

                                                                 INTERNATIONAL
                                                                 OPPORTUNITIES          LARGE-CAP
                                                                         FUND+        VALUE FUND*
INVESTMENT INCOME:
Dividends                                                      $     2,530,652    $        10,390
Interest and other                                                   1,226,904                573
Securities lending                                                     148,332                  -
Foreign withholding tax                                               (235,557)               (41)
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              3,670,331             10,922
-------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                        845,895              2,566
12b-1 distribution plan-Class A                                        174,839              2,096
12b-1 distribution plan-Class B                                        142,253                136
12b-1 distribution plan-Class C                                         81,986                216
12b-1 distribution plan-Class P                                              3                 16
Shareholder servicing                                                  562,159              7,318
Market data                                                              7,676                458
Professional                                                            41,198             43,050
Reports to shareholders                                                 30,726              7,477
Fund accounting                                                          1,805                  -
Fund administration                                                     38,429                257
Custody                                                                 78,693              9,838
Trustees' fees                                                           4,941                868
Registration                                                            68,597             22,257
Offering                                                                     -             28,051
Subsidy (see Note 3)                                                   238,185                  -
Securities lending                                                      26,116                  -
Other                                                                        -              4,977
-------------------------------------------------------------------------------------------------
Gross expenses                                                       2,343,501            129,581
  Expense reductions                                                    (1,276)                 -
  Expenses assumed by Lord, Abbett & Co. LLC                                 -           (123,236)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                         2,342,225              6,345
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                1,328,106              4,577
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments
  and foreign currency related transactions                         (7,252,730)            10,221
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and liabilities
  denominated in foreign currencies                                 41,544,219            128,278
=================================================================================================
NET REALIZED AND UNREALIZED GAIN                                    34,291,489            138,499
=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    35,619,595    $       143,076
=================================================================================================

 +Formerly International Series
 *For the period June 23, 2003 (commencement of investment operations) to October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
24

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2003

                                                                     ALL VALUE              ALPHA
INCREASE IN NET ASSETS                                                    FUND               FUND
OPERATIONS:
Net investment loss                                            $       (49,294)   $      (241,018)
Capital gains received from Underlying Funds                                 -          2,224,496
Net realized gain (loss) on investments                              8,709,355        (12,911,153)
Net change in unrealized appreciation/depreciation
  on investments                                                    98,646,882         47,133,769
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               107,306,943         36,206,094
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                           (4,249,997)          (455,060)
  Class B                                                           (1,079,982)          (307,761)
  Class C                                                           (2,554,556)          (213,341)
  Class P                                                               (8,336)                 -
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (7,892,871)          (976,162)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  380,083,034         19,941,639
Reinvestment of distributions                                        6,853,029            793,168
Cost of shares reacquired                                          (82,203,980)       (35,741,742)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                        304,732,083        (15,006,935)
=================================================================================================
NET INCREASE IN NET ASSETS                                         404,146,155         20,222,997
=================================================================================================
NET ASSETS:
Beginning of year                                                  349,541,396        113,471,876
-------------------------------------------------------------------------------------------------
END OF YEAR                                                    $   753,687,551    $   133,694,873
=================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $      (168,235)   $             -
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended October 31, 2003

                                                                 INTERNATIONAL
                                                                 OPPORTUNITIES          LARGE-CAP
INCREASE IN NET ASSETS                                                   FUND+        VALUE FUND*
OPERATIONS:
Net investment income                                          $     1,328,106    $         4,577
Net realized gain (loss) on investments
  and foreign currency related transactions                         (7,252,730)            10,221
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and liabilities
  denominated in foreign currencies                                 41,544,219            128,278
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                35,619,595            143,076
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                             (382,666)                 -
  Class B                                                              (12,235)                 -
  Class C                                                              (48,712)                 -
  Class P                                                                   (4)                 -
  Class Y                                                             (572,917)                 -
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (1,016,534)                 -
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   49,149,289          2,562,220
Reinvestment of distributions                                          996,745                  -
Cost of shares reacquired                                          (59,701,584)          (153,156)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                         (9,555,550)         2,409,064
=================================================================================================
NET INCREASE IN NET ASSETS                                          25,047,511          2,552,140
=================================================================================================
NET ASSETS:
Beginning of year                                                  111,721,294                  -
-------------------------------------------------------------------------------------------------
END OF YEAR                                                    $   136,768,805    $     2,552,140
=================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $     1,706,625    $         6,045
=================================================================================================

+Formerly International Series
*For the period June 23, 2003 (commencement of investment operations) to October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2002

                                                                                                       INTERNATIONAL
                                                                     ALL VALUE              ALPHA      OPPORTUNITIES
INCREASE (DECREASE) IN NET ASSETS                                         FUND               FUND              FUND+
OPERATIONS:
Net investment income (loss)                                   $      (401,829)   $      (972,906)   $       659,700
Capital gains received from Underlying Funds                                 -          2,542,308                  -
Net realized gain (loss) on investment transactions
  and foreign currency related transactions                          6,735,080         (1,388,205)       (37,731,158)
Net change in unrealized appreciation/depreciation
  on investments and translation of assets and
  liabilities denominated in foreign currencies                    (40,555,786)       (19,816,047)        10,796,886
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  (34,222,535)       (19,634,850)       (26,274,572)
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                             (385,009)                 -                  -
  Class P                                                                   (4)                 -                  -
Net realized gain
  Class A                                                          (15,776,939)        (3,180,149)                 -
  Class B                                                           (3,836,088)        (2,286,945)                 -
  Class C                                                          (10,890,143)        (1,598,309)                 -
  Class P                                                                  (86)                 -                  -
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (30,888,269)        (7,065,403)                 -
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  139,953,179         24,517,901        114,711,502
Reinvestment of distributions                                       27,031,403          5,468,702                  -
Cost of shares reacquired                                          (70,226,400)       (46,371,528)      (137,676,731)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                         96,758,182        (16,384,925)       (22,965,229)
====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                               31,647,378        (43,085,178)       (49,239,801)
====================================================================================================================
NET ASSETS:
Beginning of year                                                  317,894,018        156,557,054        160,961,095
--------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                    $   349,541,396    $   113,471,876    $   111,721,294
====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $      (169,600)   $             -    $       642,963
====================================================================================================================

+Formerly International Series

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALL VALUE FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      8.22     $      9.83     $     11.53     $     10.87     $      9.15
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment income(a)                                 .02             .01             .04             .05             .04
  Net realized and unrealized gain (loss)                 1.87            (.67)           (.83)           1.17            2.06
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      1.89            (.66)           (.79)           1.22            2.10
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -            (.02)           (.03)              -            (.05)
  Net realized gain                                       (.18)           (.93)           (.88)           (.56)           (.33)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.18)           (.95)           (.91)           (.56)           (.38)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      9.93     $      8.22     $      9.83     $     11.53     $     10.87
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          23.46%          (7.95)%         (7.26)%         11.44%          23.77%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.38%           1.42%           1.42%           1.35%           1.30%
  Expenses, excluding expense
    reductions                                            1.38%           1.42%           1.43%           1.36%           1.30%
  Net investment income                                    .25%            .13%            .40%            .48%            .36%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $   452,098     $   189,698     $   166,406     $   136,038     $   102,329
  Portfolio turnover rate                                36.39%          79.39%         103.11%          65.06%          37.68%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      8.07     $      9.70     $     11.42     $     10.85     $      9.13
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment loss(a)                                  (.03)           (.04)           (.03)           (.02)           (.04)
  Net realized and unrealized gain (loss)                 1.83            (.66)           (.81)           1.15            2.10
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      1.80            (.70)           (.84)           1.13            2.06
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -               -               -(e)            -            (.01)
  Net realized gain                                       (.18)           (.93)           (.88)           (.56)           (.33)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.18)           (.93)           (.88)           (.56)           (.34)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      9.69     $      8.07     $      9.70     $     11.42     $     10.85
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          22.77%          (8.51)%         (7.86)%         10.80%          23.17%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.00%           2.03%           2.03%           2.00%           1.98%
  Expenses, excluding expense
    reductions                                            2.00%           2.03%           2.04%           2.01%           1.98%
  Net investment loss                                     (.37)%          (.48)%          (.27)%          (.17)%          (.38)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $   100,272     $    47,423     $    39,188     $    17,453     $     9,739
  Portfolio turnover rate                                36.39%          79.39%         103.11%          65.06%          37.68%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      8.05     $      9.67     $     11.38     $     10.81     $      9.11
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment loss(a)                                  (.03)           (.03)           (.01)           (.02)           (.03)
  Net realized and unrealized gain (loss)                 1.82            (.66)           (.82)           1.15            2.07
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      1.79            (.69)           (.83)           1.13            2.04
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -               -               -(e)            -            (.01)
  Net realized gain                                       (.18)           (.93)           (.88)           (.56)           (.33)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.18)           (.93)           (.88)           (.56)           (.34)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      9.66     $      8.05     $      9.67     $     11.38     $     10.81
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          22.70%          (8.42)%         (7.70)%         10.74%          23.00%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.00%           1.89%           1.98%           2.00%           1.98%
  Expenses, excluding expense
    reductions                                            2.00%           1.89%           1.99%           2.01%           1.98%
  Net investment loss                                     (.37)%          (.34)%          (.14)%          (.17)%          (.31)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $   200,025     $   112,052     $   112,299     $   112,776     $   104,984
  Portfolio turnover rate                                36.39%          79.39%         103.11%          65.06%          37.68%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND


                                                        YEAR ENDED 10/31           8/15/2001(c)
                                                   ---------------------------         TO
                                                      2003            2002          10/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      8.19     $      9.83     $     10.85
                                                   ===========     ===========     ===========

Investment operations:
  Net investment income (loss)(a)                          .01               -(e)            -(e)
  Net realized and unrealized gain (loss)                 1.86            (.66)          (1.02)
                                                   -----------     -----------     -----------
    Total from investment operations                      1.87            (.66)          (1.02)
                                                   -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -            (.05)              -
  Net realized gain                                       (.18)           (.93)              -
                                                   -----------     -----------     -----------
    Total distributions                                   (.18)           (.98)              -
                                                   -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                     $      9.88     $      8.19     $      9.83
                                                   ===========     ===========     ===========

Total Return(b)                                          23.30%          (8.04)%         (9.40)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                  1.45%           1.48%            .31%(d)
  Expenses, excluding expense reductions                  1.45%           1.48%            .31%(d)
Net investment income (loss)                               .18%            .07%           (.01)%(d)

                                                        YEAR ENDED 10/31           8/15/2001(c)
                                                   ---------------------------         TO
SUPPLEMENTAL DATA:                                    2003            2002          10/31/2001
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $     1,280     $       368     $         1
  Portfolio turnover rate                                36.39%          79.39%         103.11%
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                                     3/31/2003(c)
                                                                         TO
                                                                      10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $      7.83
                                                                     ===========

Investment operations:
  Net investment income(a)                                                   .03
  Net realized and unrealized gain                                          2.09
                                                                     -----------

    Total from investment operations                                        2.12
                                                                     -----------
NET ASSET VALUE, END OF PERIOD                                       $      9.95
                                                                     ===========

Total Return(b)                                                            27.08%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                    1.00%(d)+
  Expenses, excluding expense reductions                                    1.00%(d)+
Net investment income                                                        .63%(d)+

                                                                     3/31/2003(c)
                                                                         TO
SUPPLEMENTAL DATA:                                                    10/31/2003
--------------------------------------------------------------------------------
  Net assets, end of period (000)                                    $        13
  Portfolio turnover rate for the year ended October 31, 2003              36.39%
================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALPHA FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     10.62     $     12.96     $     17.46     $     15.21     $     12.91
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment income (loss)(a)                          .02            (.05)           (.05)           (.03)            .07
  Net realized and unrealized gain (loss)                 3.83           (1.70)          (3.82)           2.60            2.23
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      3.85           (1.75)          (3.87)           2.57            2.30
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -               -            (.30)           (.21)              -
  Net realized gain                                       (.09)           (.59)           (.33)           (.11)              -
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.09)           (.59)           (.63)           (.32)              -
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $     14.38     $     10.62     $     12.96     $     17.46     $     15.21
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          36.59%         (14.41)%        (22.67)%         17.10%          17.82%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                             .39%            .37%            .36%            .40%            .33%
  Expenses, excluding expense
    reductions                                            1.45%           1.37%           1.34%           1.33%            .83%
  Net investment income (loss)                             .13%           (.34)%          (.32)%          (.16)%           .15%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    62,383     $    53,121     $    70,785     $    96,652     $    75,136
  Portfolio turnover rate                                 2.47%           1.75%          15.34%           1.54%           1.67%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     10.43     $     12.81     $     17.27     $     15.05     $     12.85
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment loss(a)                                  (.06)           (.12)           (.14)           (.13)           (.03)
  Net realized and unrealized gain (loss)                 3.74           (1.67)          (3.79)           2.58            2.23
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      3.68           (1.79)          (3.93)           2.45            2.20
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -               -            (.20)           (.12)              -
  Net realized gain                                       (.09)           (.59)           (.33)           (.11)              -
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.09)           (.59)           (.53)           (.23)              -
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $     14.02     $     10.43     $     12.81     $     17.27     $     15.05
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          35.62%         (14.91)%        (23.21)%         16.40%          17.12%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.04%           1.00%           1.00%           1.00%           1.00%
  Expenses, excluding expense
    reductions                                            2.10%           2.00%           1.98%           1.93%           1.50%
  Net investment loss                                     (.52)%          (.97)%          (.96)%          (.75)%          (.83)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    42,342     $    35,661     $    50,377     $    70,300     $    52,280
  Portfolio turnover rate                                 2.47%           1.75%          15.34%           1.54%           1.67%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     10.43     $     12.80     $     17.25     $     15.04     $     12.86
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment loss(a)                                  (.06)           (.10)           (.14)           (.12)           (.04)
  Net realized and unrealized gain (loss)                 3.74           (1.68)          (3.78)           2.56            2.22
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      3.68           (1.78)          (3.92)           2.44            2.18
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                      -               -            (.20)           (.12)              -
  Net realized gain                                       (.09)           (.59)           (.33)           (.11)              -
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.09)           (.59)           (.53)           (.23)              -
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $     14.02     $     10.43     $     12.80     $     17.25     $     15.04
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          35.62%         (14.77)%        (23.25)%         16.34%          16.95%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            1.04%            .89%           1.00%           1.00%           1.00%
  Expenses, excluding expense
    reductions                                            2.10%           1.89%           1.98%           1.93%           1.50%
  Net investment loss                                     (.52)%          (.86)%          (.97)%          (.70)%          (.84)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    28,970     $    24,690     $    35,395     $    44,977     $    34,667
  Portfolio turnover rate                                 2.47%           1.75%          15.34%           1.54%           1.67%
==============================================================================================================================

(a) Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL OPPORTUNITIES FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      6.29     $      7.78     $     14.48     $     13.90     $     12.39
                                                   ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)                          .08             .03            (.06)           (.08)            .07
  Net realized and unrealized gain (loss)                 2.09           (1.52)          (6.56)           1.54            1.55
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      2.17           (1.49)          (6.62)           1.46            1.62
                                                   -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                   (.05)              -               -            (.06)           (.09)
  Net realized gain                                          -               -            (.08)           (.82)           (.02)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.05)              -            (.08)           (.88)           (.11)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      8.41     $      6.29     $      7.78     $     14.48     $     13.90
                                                   ===========     ===========     ===========     ===========     ===========
Total Return(b)                                          35.07%         (19.16)%        (45.92)%         10.97%          13.16%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.11%           1.89%           2.07%           1.80%           1.51%
  Expenses, excluding expense
    reductions                                            2.11%           1.89%           2.08%           1.80%           1.51%
  Net investment income (loss)                            1.11%            .50%           (.55)%          (.53)%           .52%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    55,230     $    44,975     $    71,591     $   135,701     $   104,885
  Portfolio turnover rate                                72.36%          82.38%          65.26%          35.14%          75.15%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      6.13     $      7.65     $     14.31     $     13.75     $     12.28
                                                   ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)                          .03            (.02)           (.11)           (.17)           (.02)
  Net realized and unrealized gain (loss)                 2.05           (1.50)          (6.47)           1.55            1.53
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      2.08           (1.52)          (6.58)           1.38            1.51
                                                   -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                   (.01)              -               -               -(e)         (.02)
  Net realized gain                                          -               -            (.08)           (.82)           (.02)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.01)              -            (.08)           (.82)           (.04)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      8.20     $      6.13     $      7.65     $     14.31     $     13.75
                                                   ===========     ===========     ===========     ===========     ===========
Total Return(b)                                          33.89%         (19.87)%        (46.19)%         10.42%          12.31%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.73%           2.69%           2.59%           2.35%           2.19%
  Expenses, excluding expense
    reductions                                            2.73%           2.69%           2.60%           2.36%           2.19%
  Net investment income (loss)                             .49%           (.30)%         (1.07)%         (1.09)%          (.16)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    17,978     $    13,174     $    17,743     $    33,124     $    22,928
  Portfolio turnover rate                                72.36%          82.38%          65.26%          35.14%          75.15%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      6.12     $      7.61     $     14.30     $     13.75     $     12.28
                                                   ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)                          .07               -(e)         (.13)           (.17)           (.02)
  Net realized and unrealized gain (loss)                 2.04           (1.49)          (6.48)           1.54            1.53
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      2.11           (1.49)          (6.61)           1.37            1.51
                                                   -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                   (.04)              -               -               -(e)         (.02)
  Net realized gain                                          -               -            (.08)           (.82)           (.02)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.04)              -            (.08)           (.82)           (.04)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      8.19     $      6.12     $      7.61     $     14.30     $     13.75
                                                   ===========     ===========     ===========     ===========     ===========
Total Return(b)                                          34.67%         (19.58)%        (46.43)%         10.35%          12.31%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.73%           2.36%           2.83%           2.35%           2.19%
  Expenses, excluding expense
    reductions                                            2.73%           2.36%           2.84%           2.36%           2.19%
  Net investment income (loss)                             .99%            .03%          (1.32)%         (1.10)%          (.15)%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    10,323     $     7,823     $    11,399     $    25,546     $    20,111
  Portfolio turnover rate                                72.36%          82.38%          65.26%          35.14%          75.15%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                                        YEAR ENDED 10/31                           3/9/1999(c)
                                                   -----------------------------------------------------------         TO
                                                      2003            2002             2001            2000        10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $      6.31     $      7.82     $     14.51     $     13.91     $     12.70
                                                   ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)                          .10             .03            (.06)           (.08)            .08
  Net realized and unrealized gain (loss)                 2.10           (1.54)          (6.55)           1.55            1.13
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      2.20           (1.51)          (6.61)           1.47            1.21
                                                   -----------     -----------     -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income                                   (.04)              -               -            (.05)              -
  Net realized gain                                          -               -            (.08)           (.82)              -
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.04)              -            (.08)           (.87)              -
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                     $      8.47     $      6.31     $      7.82     $     14.51     $     13.91
                                                   ===========     ===========     ===========     ===========     ===========
Total Return(b)                                          35.17%         (19.31)%        (45.75)%         11.03%           9.53%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                            2.18%+          2.14%           2.04%           1.80%            .98%(d)
  Expenses, excluding expense
    reductions                                            2.18%+          2.14%           2.05%           1.80%            .98%(d)
  Net investment income (loss)                            1.00%+           .25%           (.55)%          (.51)%           .60%(d)

                                                                        YEAR ENDED 10/31                           3/9/1999(c)
                                                   -----------------------------------------------------------         TO
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000        10/31/1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $         1     $         1     $         1     $         1     $         1
  Portfolio turnover rate                                72.36%          82.38%          65.26%          35.14%          75.15%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
                                                      2003            2002             2001            2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $      6.39     $      7.90     $     14.61     $     14.00     $     12.41
                                                   ===========     ===========     ===========     ===========     ===========

Investment operations:
  Net investment income (loss)(a)                          .10             .06            (.01)           (.01)            .12
  Net realized and unrealized gain (loss)                 2.12           (1.57)          (6.62)           1.54            1.56
                                                   -----------     -----------     -----------     -----------     -----------
    Total from investment operations                      2.22           (1.51)          (6.63)           1.53            1.68
                                                   -----------     -----------     -----------     -----------     -----------

Distributions to shareholders from:
  Net investment income                                   (.08)              -               -            (.10)           (.07)
  Net realized gain                                          -               -            (.08)           (.82)           (.02)
                                                   -----------     -----------     -----------     -----------     -----------
    Total distributions                                   (.08)              -            (.08)           (.92)           (.09)
                                                   -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                       $      8.53     $      6.39     $      7.90     $     14.61     $     14.00
                                                   ===========     ===========     ===========     ===========     ===========

Total Return(b)                                          35.22%         (19.11)%        (45.58)%         11.45%          13.65%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                  1.74%           1.69%           1.59%           1.35%           1.20%
  Expenses, excluding expense reductions                  1.74%           1.69%           1.60%           1.37%           1.20%
  Net investment income (loss)                            1.47%            .70%           (.06)%          (.09)%           .86%

                                                                                YEAR ENDED 10/31
                                                   ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                    2003            2002             2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    53,237     $    45,748     $    60,227     $    79,833     $    64,810
  Portfolio turnover rate                                72.36%          82.38%          65.26%          35.14%          75.15%
==============================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND

                                                          6/23/2003(a)
                                                               TO
                                                           10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00
                                                          ===========
  Unrealized depreciation on investments                         (.10)
                                                          -----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003      $      9.90
                                                          ===========

Investment operations:
  Net investment income(b)                                        .03
  Net realized and unrealized gain                                .80
                                                          -----------
    Total from investment operations                              .83
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $     10.73
                                                          ===========

Total Return(c)                                                 (1.00)%(d)(e)

Total Return(c)                                                  8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed                            .33%(d)+
  Expenses, excluding expenses assumed                           7.12%(d)+
  Net investment income                                           .27%(d)+

                                                          6/23/2003(a)
                                                               TO
SUPPLEMENTAL DATA:                                         9/30/2003
----------------------------------------------------------------------
  Net assets, end of period (000)                         $     2,271
  Portfolio turnover rate                                        8.87%
======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                          6/23/2003(a)
                                                               TO
                                                           10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00
                                                          ===========
  Unrealized depreciation on investments                         (.11)
                                                          -----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003      $      9.89
                                                          ===========

Investment operations:
  Net investment income(b)                                          -(g)
  Net realized and unrealized gain                                .79
                                                          -----------
    Total from investment operations                              .79
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $     10.68
                                                          ===========

Total Return(c)                                                 (1.10)%(d)(e)
Total Return(c)                                                  7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed                            .56%(d)+
  Expenses, excluding expenses assumed                           7.35%(d)+
  Net investment loss                                             .04%(d)+

                                                          6/23/2003(a)
                                                               TO
SUPPLEMENTAL DATA:                                         9/30/2003
----------------------------------------------------------------------
  Net assets, end of period (000)                         $       111
  Portfolio turnover rate                                        8.87%
======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                          6/23/2003(a)
                                                               TO
                                                           10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00
                                                          ===========
  Unrealized depreciation on investments                         (.11)
                                                          -----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003      $      9.89
                                                          ===========

Investment operations:
  Net investment income(b)                                          -(g)
  Net realized and unrealized gain                                .80
                                                          -----------
    Total from investment operations                              .80
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $     10.69
                                                          ===========

Total Return(c)                                                 (1.10)%(d)(e)
Total Return(c)                                                  8.09%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed                            .56%(d)+
  Expenses, excluding expenses assumed                           7.35%(d)+
  Net investment loss                                             .04%(d)+

                                                          6/23/2003(a)
                                                               TO
SUPPLEMENTAL DATA:                                         9/30/2003
----------------------------------------------------------------------
  Net assets, end of period (000)                         $       148
  Portfolio turnover rate                                        8.87%
======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                          6/23/2003(a)
                                                               TO
                                                           10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00
                                                          ===========
  Unrealized depreciation on investments                         (.10)
                                                          -----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003      $      9.90
                                                          ===========

Investment operations:
  Net investment income(b)                                        .02
  Net realized and unrealized gain                                .81
                                                          -----------
    Total from investment operations                              .83
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $     10.73
                                                          ===========

Total Return(c)                                                 (1.00)%(d)(e)
Total Return(c)                                                  8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed                            .37%(d)+
  Expenses, excluding expenses assumed                           7.16%(d)+
  Net investment income                                           .23%(d)+

                                                          6/23/2003(a)
                                                               TO
SUPPLEMENTAL DATA:                                         9/30/2003
----------------------------------------------------------------------
  Net assets, end of period (000)                         $        11
  Portfolio turnover rate                                        8.87%
======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP VALUE FUND

                                                          6/23/2003(a)
                                                               TO
                                                           10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00
                                                          ===========
  Unrealized depreciation on investments                         (.10)
                                                          -----------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003      $      9.90
                                                          ===========

Investment operations:
  Net investment income(b)                                        .04
  Net realized and unrealized gain                                .81
                                                          -----------
    Total from investment operations                              .85
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $     10.75
                                                          ===========

Total Return(c)                                                 (1.00)%(d)(e)
Total Return(c)                                                  8.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed                            .21%(d)+
  Expenses, excluding expenses assumed                           7.00%(d)+
  Net investment income                                           .39%(d)+

                                                          6/23/2003(a)
                                                               TO
SUPPLEMENTAL DATA:                                         9/30/2003
----------------------------------------------------------------------
  Net assets, end of period (000)                         $        11
  Portfolio turnover rate                                        8.87%
======================================================================

  +   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 10/31/2003.
(g) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Series ("All Value Fund"), Class A, B, C, P and Y shares; Alpha Series ("Alpha Fund"), Class A, B and C shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"- formerly known as International Series), Class A, B, C, P and Y shares, and Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Class A, B, C, P, and Y shares. Large-Cap Value Fund commenced investment operations on June 23, 2003 and was capitalized with a $1,040,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett"). Shares first became available to the public on June 30, 2003

All Value Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund's and International Opportunities Fund's investment objective is long-term capital appreciation. Alpha Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. Large-Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of International Opportunities Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain(loss) on investments and foreign currency related transactions on the Statements of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Large-Cap Value Fund that will be reimbursed by the Fund in the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on the Statement of Operations. As of October 31, 2003, there are no forward foreign currency exchange contracts outstanding.

(i) SECURITIES LENDING-Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned). The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. For the period ended October 31, 2003 only International Opportunities Fund had securities lending activity.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                   MANAGEMENT        VOLUNTARY
                                         FEES           WAIVER
--------------------------------------------------------------
All Value Fund                            .70%(1)            -
Alpha Fund                                .50%             .50%
International Opportunities Fund          .75%               -
Large-Cap Value Fund                      .40%(2)            -

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

First $200 million                       .75%
Next $300 million                        .65%
Over $500 million                        .50%

(2) The management fee for Large-Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion                         .40%
Next $3 billion                         .375%
Over $5 billion                          .35%

Lord Abbett may stop waiving all or a portion of its management fee at any time.

Lord Abbett is currently reimbursing expenses for Large-Cap Value Fund to the extent necessary to maintain total annual operating expenses for Class A at ..95%, Class B and C at 1.60%, Class P at 1.05%, and Class Y at .60% of average daily net assets. Lord Abbett may stop reimbursing such expenses at any time.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying Fund Accounting expenses that were previously charged to the Funds.

Alpha Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, administration fees, and distribution and service fees) of Alpha Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Fund.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C       CLASS P(3)
--------------------------------------------------------------------------------
Service                   .25%             .25%            .25%             .20%
Distribution              .10%(1)(2)       .75%            .75%             .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. All Value Fund, Alpha Fund and International Opportunities Fund collected $209,643, $98,847 and $48,007, respectively, of CDSCs during the year.

(2) In addition, until January 1, 2003, each Fund paid an incremental marketing expense of approximately .03% of the average daily net assets attributable to Class A.

(3) All Value Fund, International Opportunities Fund and Large-Cap Value Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended October 31, 2003:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
All Value Fund                                        $ 814,999      $ 4,531,951
Alpha Fund                                               48,253          271,915
International Opportunities Fund                         24,105          127,915
Large-Cap Value Fund                                      2,753           15,035

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for All Value Fund, and annually for Alpha Fund, International Opportunities Fund, and Large-Cap Value Fund.

Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

On November 21, 2003, net investment income distributions of $565,000, $2,330,000, $21,500 and long-term capital gain distributions of $8,508,999, $0, $0 were declared for All Value Fund, International Opportunities Fund and Large-Cap Value Fund, respectively. The distributions were paid on November 25, 2003 to shareholders of record on November 24, 2003.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 are as follows:

                                       ALL VALUE FUND                   ALPHA FUND
------------------------------------------------------------------------------------------
                                  10/31/2003     10/31/2002     10/31/2003     10/31/2002
------------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income               $          -   $    385,013   $          -   $     95,687
   Net long-term capital gains      7,892,871     30,503,256        976,162      6,969,716
------------------------------------------------------------------------------------------
Total distributions paid         $  7,892,871   $ 30,888,269   $    976,162   $  7,065,403
------------------------------------------------------------------------------------------

                            INTERNATIONAL OPPORTUNITIES FUND
------------------------------------------------------------
                                  10/31/2003     10/31/2002
------------------------------------------------------------
Distributions paid from:
   Ordinary income               $  1,016,534   $          -
------------------------------------------------------------
Total distributions paid         $  1,016,534   $          -
------------------------------------------------------------

As of October 31, 2003, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                             ALL VALUE FUND             ALPHA FUND
--------------------------------------------------------------------------------------------------
Undistributed ordinary income - net                          $      222,912        $             -
Undistributed long-term capital gains                             8,508,789                      -
--------------------------------------------------------------------------------------------------
   Total undistributed earnings                              $    8,731,701        $             -
Capital loss carryforwards*                                               -             (9,986,380)
Temporary differences                                              (168,235)                     -
Unrealized gains - net                                           82,681,121             (9,135,285)
--------------------------------------------------------------------------------------------------
   Total accumulated earnings (losses) - net                 $    91,244,587       $   (19,121,665)
==================================================================================================

                                           INTERNATIONAL OPPORTUNITIES FUND   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------------------------
Undistributed ordinary income - net                          $    1,718,491        $        17,091
--------------------------------------------------------------------------------------------------
   Total undistributed earnings                              $    1,718,491        $        17,091
Capital loss carryforwards*                                    (132,284,598)                     -
Temporary differences                                               (11,866)                   (44)
Unrealized gains - net                                           28,786,474                127,497
--------------------------------------------------------------------------------------------------
   Total accumulated earnings (losses) - net                 $ (101,791,499)       $       144,544
==================================================================================================

* As of October 31,2003, the capital loss carryforwards along with the related expiration dates are as follows:

                                           2009           2010           2011          TOTAL
--------------------------------------------------------------------------------------------
Alpha Fund                         $          -   $          -   $  9,986,380   $  9,986,380
International Opportunities Fund     86,405,958     37,966,698      7,911,942    132,284,598

As of October 31, 2003, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                                             ALL VALUE FUND             ALPHA FUND
--------------------------------------------------------------------------------------------------
Tax cost                                                     $  665,449,957        $   142,955,124
--------------------------------------------------------------------------------------------------
Gross unrealized gain                                            92,311,931             15,919,968
Gross unrealized loss                                            (9,630,810)           (25,055,253)
--------------------------------------------------------------------------------------------------
   Net unrealized security gain (loss)                       $   82,681,121        $    (9,135,285)
==================================================================================================

                                           INTERNATIONAL OPPORTUNITIES FUND   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------------------------
Tax cost                                                     $  125,078,064        $     2,354,124
--------------------------------------------------------------------------------------------------
Gross unrealized gain                                            32,353,335                165,741
Gross unrealized loss                                            (3,566,861)               (38,244)
--------------------------------------------------------------------------------------------------
   Net unrealized security gain                              $   28,786,474        $       127,497
==================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended October 31, 2003 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                               UNDISTRIBUTED
                                              (DISTRIBUTIONS
                                               IN EXCESS OF)       ACCUMULATED
                                              NET INVESTMENT      NET REALIZED
                                                      INCOME       GAIN (LOSS)    PAID-IN CAPITAL
-------------------------------------------------------------------------------------------------
All Value Fund                                  $     50,659      $    (50,659)      $          -
Alpha Fund                                           241,018                99           (241,117)
International Opportunities Fund                     752,090          (751,189)              (901)
Large-Cap Value Fund                                   1,468                 -             (1,468)

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of October 31, 2003, the value of securities loaned for International Opportunities Fund was $23,845,337. These loans are collateralized by cash of $25,100,394, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $67,302 for the year ended October 31, 2003. For financial statement presentation purposes, fees of $41,186 for the period January 1, 2003 to October 31, 2003 have been netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended October 31, 2003 are as follows:

                                            PURCHASES           SALES
---------------------------------------------------------------------
All Value Fund                          $ 430,233,440   $ 161,839,007
Alpha Fund                                  2,797,313      16,000,000
International Opportunities Fund           75,975,527      83,391,635
Large-Cap Value Fund                        2,346,037         152,280

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2003.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

All Value Fund, International Opportunities Fund and Large-Cap Value Fund, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At October 31, 2003, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodian functions and accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's net asset values.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which Large-Cap Value Fund and All Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Opportunities Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

ALL VALUE FUND
--------------------------------------------------------------------------------

                                                                            YEAR ENDED                            YEAR ENDED
                                                                      OCTOBER 31, 2003                      OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Shares Sold                                              27,768,543    $   249,660,107          9,028,388    $    82,077,095
Reinvestment of Distributions                               479,325          3,949,635          1,585,734         14,985,188
Shares Reacquired                                        (5,801,553)       (49,453,926)        (4,449,635)       (39,993,514)
----------------------------------------------------------------------------------------------------------------------------
Increase                                                 22,446,315    $   204,155,816          6,164,487    $    57,068,769
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares Sold                                               5,556,058    $    48,455,739          2,524,101    $    22,912,055
Reinvestment of Distributions                               111,869            903,903            339,730          3,169,677
Shares Reacquired                                        (1,192,893)       (10,010,179)        (1,024,461)        (8,863,956)
----------------------------------------------------------------------------------------------------------------------------
Increase                                                  4,475,034    $    39,349,463          1,839,370    $    17,217,776
----------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares Sold                                               9,254,889    $    81,004,246          3,775,176    $    34,514,834
Reinvestment of Distributions                               246,867          1,991,155            955,484          8,876,448
Shares Reacquired                                        (2,717,580)       (22,518,068)        (2,420,871)       (21,316,561)
----------------------------------------------------------------------------------------------------------------------------
Increase                                                  6,784,176    $    60,477,333          2,309,789    $    22,074,721
----------------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 109,104    $       952,942             50,921    $       449,195
Reinvestment of distributions                                 1,017              8,336                 10                 90
Shares reacquired                                           (25,508)          (221,807)            (6,077)           (52,369)
----------------------------------------------------------------------------------------------------------------------------
Increase                                                     84,613    $       739,471             44,854    $       396,916
----------------------------------------------------------------------------------------------------------------------------

                                                                          PERIOD ENDED
                                                                    OCTOBER  31, 2003*
--------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------
Shares sold                                                   1,277    $        10,000
--------------------------------------------------------------------------------------
Increase                                                      1,277    $        10,000
--------------------------------------------------------------------------------------

* For the period March 31, 2003 (commencement of offering of class shares) to October 31, 2003.

ALPHA FUND
--------------------------------------------------------------------------------

                                                                            YEAR ENDED                            YEAR ENDED
                                                                      OCTOBER 31, 2003                      OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                               1,246,461    $    14,036,440          1,259,523    $    16,229,854
Reinvestment of distributions                                40,092            423,777            217,763          2,887,537
Shares reacquired                                        (1,949,873)       (21,553,883)        (1,937,993)       (24,663,884)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (663,320)   $    (7,093,666)          (460,707)   $    (5,546,493)
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 263,430    $     2,978,159            338,313    $     4,292,317
Reinvestment of distributions                                21,207            219,918            116,826          1,529,252
Shares reacquired                                          (685,817)        (7,733,583)          (967,442)       (11,847,822)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (401,180)   $    (4,535,506)          (512,303)   $    (6,026,253)
----------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 256,016    $     2,927,040            313,141    $     3,995,730
Reinvestment of distributions                                14,414            149,473             80,483          1,051,913
Shares reacquired                                          (572,517)        (6,454,276)          (791,152)        (9,859,822)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (302,087)   $    (3,377,763)          (397,528)   $    (4,812,179)
----------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                                            YEAR ENDED                            YEAR ENDED
                                                                      OCTOBER 31, 2003                      OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                               6,041,513    $    39,688,836         13,459,848    $   100,658,102
Reinvestment of distributions                                58,932            367,146                  -                  -
Shares reacquired                                        (6,681,759)       (44,022,341)       (15,511,892)      (117,292,594)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (581,314)   $    (3,966,359)        (2,052,044)   $   (16,634,492)
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 537,533    $     3,511,769            564,618    $     4,098,278
Reinvestment of distributions                                 1,854             11,365                  -                  -
Shares reacquired                                          (497,425)        (3,213,964)          (734,680)        (5,319,485)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                          41,962    $       309,170           (170,062)   $    (1,221,207)
----------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 817,450    $     5,148,118          1,392,701    $     9,955,122
Reinvestment of distributions                                 7,441             45,314                  -                  -
Shares reacquired                                          (842,797)        (5,298,381)        (1,611,969)       (11,645,242)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                    (17,906)   $      (104,949)          (219,268)   $    (1,690,120)
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

CLASS P SHARES
----------------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                  .625    $             4                  -    $             -
----------------------------------------------------------------------------------------------------------------------------
Increase                                                       .625    $             4                  -    $             -
----------------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                 132,176    $       800,566                  -    $             -
Reinvestment of distributions                                90,651            572,916                  -                  -
Shares reacquired                                        (1,143,976)        (7,166,898)          (469,370)        (3,419,410)
----------------------------------------------------------------------------------------------------------------------------
Decrease                                                   (921,149)   $    (5,793,416)          (469,370)   $    (3,419,410)
----------------------------------------------------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          PERIOD ENDED
                                                                    OCTOBER 31, 2003 *
--------------------------------------------------------------------------------------
CLASS A SHARES                                               SHARES             AMOUNT
--------------------------------------------------------------------------------------
Shares sold                                                 226,357    $     2,290,607
Shares reacquired                                           (14,789)          (153,156)
--------------------------------------------------------------------------------------
INCREASE                                                    211,568    $     2,137,451
--------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------
Shares sold                                                  10,429    $       108,006
--------------------------------------------------------------------------------------
Increase                                                     10,429    $       108,006
--------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------
Shares sold                                                  13,881    $       143,607
--------------------------------------------------------------------------------------
Increase                                                     13,881    $       143,607
--------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------
Shares sold                                                   1,000    $        10,000
--------------------------------------------------------------------------------------
Increase                                                      1,000    $        10,000
--------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------
Shares sold                                                   1,000    $        10,000
--------------------------------------------------------------------------------------
Increase                                                      1,000    $        10,000
--------------------------------------------------------------------------------------

* For the period June 23, 2003 (commencement of investment operations) to October 31, 2003.

12. SUBSEQUENT EVENTS

On December 15, 2003, Lord Abbett International Core Equity Fund, a new Fund of the Trust, commenced investment operations and was capitalized with a $5,040,000 investment from Lord Abbett. Shares are currently available to partners and employees of Lord Abbett and will become available to the public on January 2, 2004.

Effective January 1, 2004, a redemption fee of 2.00% of the NAV of the shares being redeemed will be charged on redemptions or exchanges of shares of International Opportunities Fund held ten business days or less, other than shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The redemption fee is retained by the Fund and is intended to discourage short-term investment in the Fund in order to avoid transaction and other expenses caused by short-term investments, and to facilitate implementation of the Fund's portfolio management strategies and techniques.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT SECURITIES TRUST - LORD ABBETT ALL VALUE SERIES, ALPHA SERIES, LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND AND LORD ABBETT LARGE-CAP VALUE FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Lord Abbett Securities Trust - Lord Abbett All Value Series, Alpha Series, Lord Abbett International Opportunities Fund (formerly known as International Series), and Lord Abbett Large-Cap Value Fund (the "Funds") as of October 31, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust - Lord Abbett All Value Series, Alpha Series, Lord Abbett International Opportunities Fund and Lord Abbett Large-Cap Value Fund as of October 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
December 22, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his successor is elected and qualified or until his earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                      CURRENT POSITION
NAME, ADDRESS AND                     LENGTH OF SERVICE               PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                           WITH TRUST                   DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Trustee since;                  Managing Partner and Chief         N/A
Lord, Abbett & Co. LLC          1993 and Chairman since 1996    Investment Officer of Lord
90 Hudson Street                                                Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                  ------------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                      CURRENT POSITION
NAME, ADDRESS AND                     LENGTH OF SERVICE               PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                           WITH TRUST                   DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW               Trustee since 1994              Managing General Partner,          Currently serves as
Bigelow Media, LLC 41                                           Bigelow Media, LLC (since          director of Adelphia
Madison Ave., Suite 3810                                        2000); Senior Adviser, Time        Communications, Inc.,
New York, NY Date of                                            Warner Inc. (1998 - 2000);         Crane Co., and Huttig
Birth: 10/22/1941                                               Acting Chief Executive Officer     Building Products
                                                                of Courtroom Television            Inc.
                                                                Network (1997 - 1998);
                                                                President and Chief Executive
                                                                Officer of Time Warner Cable
                                                                Programming, Inc. (1991 -
                                                                1997).

WILLIAM H.T. BUSH               Trustee since 1998              Co-founder and Chairman of the     Currently serves as
Bush-O'Donnell & Co., Inc.                                      Board of the financial             director of Wellpoint
101 South Hanley Rd,                                            advisory firm of                   Health Network, Inc.,
Suite 1260                                                      Bush-O'Donnell & Company           DT Industries Inc.,
St. Louis, MO                                                   (since 1986).                      and Engineered
Date of Birth: 7/14/1938                                                                           Support Systems, Inc.

                                      CURRENT POSITION
NAME, ADDRESS AND                     LENGTH OF SERVICE               PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                           WITH TRUST                   DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.          Trustee since 1998              Managing Director of Monitor       Currently serves as
Monitor Clipper Partners                                        Clipper Partners (since 1997)      director of Avondale,
650 Madison Ave.,                                               and President of Clipper Asset     Inc. and Interstate
9th Fl. New York, NY                                            Management Corp. (since 1991),     Bakeries Corp.
Date of Birth: 10/25/1942                                       both private equity investment
                                                                funds.

STEWART S. DIXON                Trustee since 1993; retired     Partner in the law firm of         N/A
Wildman, Harrold,               12/31/2002                      Wildman, Harrold, Allen &
Allen & Dixon                                                   Dixon (since 1967)
225 W. Wacker Drive,
Suite 2800 Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS               Trustee since 2001              Senior Advisor (since April        Currently serves as
Houlihan Lokey                                                  2003) and Former Chief             director of Adolph
Howard & Zukin                                                  Executive Officer of Houlihan      Coors Company.
685 Third Ave.                                                  Lokey Howard & Zukin, an
New York, NY                                                    investment bank (January 2002
Date of Birth: 7/30/1947                                        - April 2003); Chairman of
                                                                Warburg Dillon Read (1999 -
                                                                2001); Global Head of
                                                                Corporate Finance of SBC
                                                                Warburg Dillon Read (1997 -
                                                                1999); Chief Executive Officer
                                                                of Dillon, Read & Co. (1994 -
                                                                1997)

C. ALAN MacDONALD               Trustee since 1993              Retired - General Business and     Currently serves as
415 Round Hill Road                                             Governance Consulting (since       director of
Greenwich, CT                                                   1992); formerly President and      Fountainhead Water
Date of Birth: 5/19/1933                                        CEO of Nestle Foods.               Company, Lincoln
                                                                                                   Snacks, H.J. Baker,
                                                                                                   and Seix Fund, Inc.*

THOMAS J. NEFF                  Trustee since 1993              Chairman of Spencer Stuart, an     Currently serves as
Spencer Stuart                                                  executive search consulting        director of Ace, Ltd.
277 Park Avenue                                                 firm (since 1996); President       and Exult, Inc.
New York, NY                                                    of Spencer Stuart (1979 -
Date of Birth: 10/2/1937                                        1996).

JAMES F. ORR, III               Trustee since 2002; retired     President and CEO of               Currently serves as
80 Pinckney Street              3/3/2003                        LandingPoint Capital (since        Chairman of
Boston, MA                                                      2002); Chairman and CEO of         Rockefeller
Date of Birth: 3/5/1943                                         United Asset Management            Foundation, Director
                                                                Corporation (2000 to 2001);        of Nashua Corp. and
                                                                Chairman and CEO of UNUM           SteelPoint
                                                                Provident Corporation (1999 -      Technologies.
                                                                merger); Chairman and CEO of
                                                                UNUM Corporation (1988 -
                                                                1999).

-----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Trust's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   -----------

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

   NAME AND                       CURRENT POSITION               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH TRUST                 OF CURRENT POSITION                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                   Chief Executive                 Elected in 1993                    Managing Partner and Chief
(3/8/1945)                      Officer and President                                              Investment Officer of Lord
                                                                                                   Abbett since 1996.

SHOLOM DINSKY                   Executive                       Elected in 2003                    Partner and Large Cap Value
(3/24/1944)                     Vice President                                                     Investment Manager, joined
                                                                                                   Lord Abbett in 2000, formerly
                                                                                                   Managing Director of
                                                                                                   Prudential Asset Management,
                                                                                                   prior thereto Director of
                                                                                                   Equity Research and Senior
                                                                                                   Vice President at Mitchell
                                                                                                   Hutchins Asset Management.

ROBERT P. FETCH                 Executive                       Elected in 1999                    Partner and Small-Cap Value
(2/18/1953)                     Vice President                                                     Senior Investment Manager,
                                                                                                   joined Lord Abbett in 1995.

KENNETH G. FULLER               Executive                       Elected in 2003                    Investment Manager - Large
(4/22/1945)                     Vice President                                                     Cap Value, joined Lord Abbett
                                                                                                   in 2002, formerly Portfolio
                                                                                                   Manager and Senior Vice
                                                                                                   President at Pioneer
                                                                                                   Investment Management, Inc.
                                                                                                   from 1999 to 2002; prior
                                                                                                   thereto Principal, Manley,
                                                                                                   Fuller Asset Management.

HOWARD E. HANSEN                Vice President                  Elected in 2003                    Partner and Investment
(10/13/1961)                                                                                       Manager, joined Lord Abbett
                                                                                                   in 1995.

   NAME AND                       CURRENT POSITION               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH TRUST                 OF CURRENT POSITION                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
INGRID C. HOLM                  Executive                       Elected in 2001                    Investment Manager - Global
(3/21/1959)                     Vice President                                                     Equity, joined Lord Abbett in
                                                                                                   2001, formerly International
                                                                                                   Portfolio Manager at
                                                                                                   Batterymarch Financial
                                                                                                   Management, Inc. from 2000 to
                                                                                                   2001, prior thereto held
                                                                                                   various positions at the
                                                                                                   Prudential Insurance Company
                                                                                                   of America.

VINCENT J. MCBRIDE              Executive                       Elected in 2003                    Senior Investment Manager,
(5/8/1964)                      Vice President                                                     International Core Equity,
                                                                                                   joined Lord Abbett in 2003,
                                                                                                   formerly Managing Director
                                                                                                   and Portfolio Manager at
                                                                                                   Warburg Pincus Asset
                                                                                                   Management and Credit Suisse
                                                                                                   Asset Management.

ROBERT G. MORRIS                Executive                       Elected in 1998                    Partner and Director of
(11/6/1944)                     Vice President                                                     Equity Investments, joined
                                                                                                   Lord Abbett in 1991.

F. THOMAS O'HALLORAN            Executive                       Elected in 2003                    Partner and Investment
(2/19/1955)                     Vice President                                                     Manager, joined Lord Abbett
                                                                                                   in 2001, formerly Executive
                                                                                                   Director/Senior Research
                                                                                                   Analyst at Dillon Read/UBS
                                                                                                   Warburg.

ELI M. SALZMANN                 Executive                       Elected in 2003                    Partner and Director of
(3/24/1964)                     Vice President                                                     Institutional Equity
                                                                                                   Investments, joined Lord
                                                                                                   Abbett in 1997.

   NAME AND                       CURRENT POSITION               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH TRUST                 OF CURRENT POSITION                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
HAROLD E. SHARON                Executive                       Elected in 2003                    Investment Manager and
(9/23/1960)                     Vice President                                                     Director, International Core
                                                                                                   Equity, joined Lord Abbett in
                                                                                                   2003, formerly Financial
                                                                                                   Industry Consultant for
                                                                                                   Venture Capitalist from 2001
                                                                                                   to 2003, prior thereto
                                                                                                   Managing Director of Warburg
                                                                                                   Pincus Asset Management and
                                                                                                   Credit Suisse Asset
                                                                                                   Management.

TRACIE E. AHERN                 Vice President and Treasurer    Elected in 1999                    Partner and Director of
(1/12/1968)                                                                                        Portfolio Accounting and
                                                                                                   Operations, joined Lord
                                                                                                   Abbett in 1999, prior thereto
                                                                                                   Vice President - Head of Fund
                                                                                                   Administration of Morgan
                                                                                                   Grenfell.

JOAN A. BINSTOCK                Chief Financial Officer and     Elected in 1999                    Partner and Chief Operations
(3/4/1954)                      Vice President                                                     Officer, joined Lord Abbett
                                                                                                   in 1999, prior thereto Chief
                                                                                                   Operating Officer of Morgan
                                                                                                   Grenfell.

DAVID G. BUILDER                Vice President                  Elected in 2001                    Equity Analyst, joined Lord
(1/4/1954)                                                                                         Abbett in 1998,.

DANIEL E. CARPER                Vice President                  Elected in 1993                    Partner, joined Lord Abbett
(1/22/1952)                                                                                        in 1979.

JOHN J. DICHIARO                Vice President                  Elected in 2000                    Partner and Senior Strategy
(7/30/1957)                                                                                        Coordinator - Small Cap
                                                                                                   Growth, joined Lord Abbett in
                                                                                                   2000, prior thereto Vice
                                                                                                   President - Securities Group
                                                                                                   of Wafra Investment Advisory
                                                                                                   Group.

LESLEY-JANE DIXON               Vice President                  Elected in 1999                    Partner and Senior Research
(1/1/1964)                                                                                         Analyst, joined Lord Abbett
                                                                                                   in 1995.

   NAME AND                       CURRENT POSITION               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH TRUST                 OF CURRENT POSITION                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
DANIEL H. FRASCARELLI           Vice President                  Elected in 2001                    Partner and Investment
(3/11/1954)                                                                                        Manager, joined Lord Abbett
                                                                                                   in 1990.

GERARD S. E.                    Vice President                  Elected in 1999                    Research Analyst, joined Lord
HEFFERNAN, JR.                                                                                     Abbett in 1998.
(9/7/1963)

PAUL A. HILSTAD                 Vice President and Secretary    Elected in 1996                    Partner and General Counsel,
(12/13/1942)                                                                                       joined Lord Abbett in 1995.

TODD D. JACOBSON                Vice President                  Elected in 2003                    Investment Manager,
(10/28/1966 )                                                                                      International Core Equity,
                                                                                                   joined Lord Abbett in 2003,
                                                                                                   formerly Director and
                                                                                                   Portfolio Manager at Warburg
                                                                                                   Pincus Asset Management and
                                                                                                   Credit Suisse Asset
                                                                                                   Management from 2002 to 2003;
                                                                                                   prior thereto Associate
                                                                                                   Portfolio Manager of Credit
                                                                                                   Suisse Asset Management.

LAWRENCE H. KAPLAN              Vice President and Assistant    Elected in 1997                    Partner and Deputy General
(1/16/1957)                     Secretary                                                          Counsel, joined Lord Abbett
                                                                                                   in 1997.

A. EDWARD OBERHAUS, III         Vice President                  Elected in 1993                    Partner and Manager of Equity
(12/21/1959)                                                                                       Trading, joined Lord Abbett
                                                                                                   in 1983.

TODOR PETROV                    Vice President                  Elected in 2003                    Investment Manager, joined
(5/18/1974)                                                                                        Lord Abbett in 2003, formerly
                                                                                                   Associate Portfolio Manager
                                                                                                   of Credit Suisse Asset
                                                                                                   Management from 1999 to 2003;
                                                                                                   prior thereto Summer
                                                                                                   Associate of Warburg Pincus
                                                                                                   Funds.

   NAME AND                       CURRENT POSITION               LENGTH OF SERVICE                    PRINCIPAL OCCUPATION
(DATE OF BIRTH)                      WITH TRUST                 OF CURRENT POSITION                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS            Vice President and Assistant    Elected in 2000                    Assistant General Counsel,
(11/12/1957)                    Secretary                                                          joined Lord Abbett in 1999,
                                                                                                   formerly Assistant General
                                                                                                   Counsel of Prudential
                                                                                                   Investments from 1998 to
                                                                                                   1999, prior thereto Counsel
                                                                                                   of Drinker, Biddle & Reath
                                                                                                   LLP, a law firm.

BERNARD J. GRZELAK              Assistant Treasurer             Elected in 2003                    Director of Fund
(6/12/1971)                                                                                        Administration, joined Lord
                                                                                                   Abbett in 2003, formerly Vice
                                                                                                   President, Lazard Asset
                                                                                                   Management from 2000 to 2003,
                                                                                                   prior thereto Manager of
                                                                                                   Deloitte & Touche LLP.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

     TAX INFORMATION

     None of the ordinary income distribution paid by the International Opportunities Fund during fiscal 2003 is qualifying dividend income. For corporate shareholders, none of the International Opportunities Fund's ordinary income distribution qualified for the dividends received deduction.

     Additionally, all the distributions paid to shareholders during the fiscal year ended October 31, 2003 for All Value Fund and Alpha Fund represent long-term capital gains.

[LORD ABBETT(R) LOGO]



      This report when not used for the general
    information of shareholders of the Fund, is to
    be distributed only if preceded or accompanied
            by a current Fund Prospectus.                  Lord Abbett Securities Trust
                                                                  Lord Abbett All Value Fund
 Lord Abbett Mutual Fund shares are distributed by:               International Opportunities Series
            LORD ABBETT DISTRIBUTOR LLC:                          Alpha Series                              LST-2-10-03
90 Hudson Street - Jersey City, New Jersey 07302-3973             Large-Cap Value Fund                          (12/03)

LORD ABBETT

[LORD ABBETT LOGO]

2003
ANNUAL
  REPORT

LORD ABBETT

 MICRO-CAP GROWTH FUND
 MICRO-CAP VALUE FUND


FOR THE YEAR ENDED OCTOBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH FUND AND MICRO-CAP VALUE FUND ANNUAL REPORT
FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund's strategies and performance for the fiscal year ended October 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate rose during the period, reaching 6.4% by June 2003. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

   In June, the Federal Reserve Board (the "Fed") cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions.

   The U.S. economy continued to show signs of improvement during the third quarter of 2003, as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity

--------------------------------------------------------------------------------

markets, adding to the market gains experienced in the second quarter. For the period, major indices advanced, but concerns over future growth grew as the summer ended.

   As the economy entered the final months of 2003, early gross domestic product
(GDP) numbers showed that the U.S. economy expanded by an 8.2% rate in the third quarter, well ahead of expectations and up from 3.3% growth in the second quarter. In addition, productivity data, an important gauge for inflation, remained strong and can be an important signal that interest rates may remain low in the near-term. As the period came to a close, October's employment report showed an increase of 126,000 jobs and a lower unemployment rate of 6.0%--an encouraging sign as the economy enters 2004.

LORD ABBETT MICRO-CAP GROWTH FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the fiscal year ended October 31, 2003, Lord Abbett Micro-Cap Growth Fund returned 44.7%,(1) underperforming the Russell 2000(R) Growth Index, (2) which returned 46.6% over the same period. PLEASE REFER TO PAGE 4 FOR AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection in the materials and processing sector hurt the Fund's performance for the period, as certain holdings suffered from lower margins and net income. Stock selection in the healthcare sector also hurt performance, as companies experienced higher expenses hurting stock performance. In addition, stock selection in the producer durables sector, relative to the stocks in the Fund's index, detracted from the Fund's performance.

   For the period, strong stock selection in the technology sector was the largest benefactor to Fund performance. In particular, certain companies that offer online educational services experienced strong gains from increased revenue growth. In addition, stock selection in the consumer discretionary sector added to performance, where increased sales and stronger consumer spending helped sector holdings. Stock selection in the financial services sector also added to performance, relative to the Fund's index.

LORD ABBETT MICRO-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the fiscal year ended October 31, 2003, Lord Abbett Micro-Cap Value Fund returned 43.8%,(1) outperforming the Russell 2000(R) Value Index,(3) which returned 40.3% over the same period. PLEASE REFER TO PAGE 5 FOR AVERAGE ANNUAL TOTAL RETURNS.

--------------------------------------------------------------------------------

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund's largest contributor to its performance, relative to the index, was stock selection in the auto and transportation sector where holdings in the trucking industry appreciated, as the companies positioned themselves for the anticipated economic rebound. Stock selection in the healthcare sector also added to performance, as strong revenue growth in certain small biotech companies helped the Fund. In addition, stock selection and an overweight position in the technology sector added to the Fund's performance.

   The Fund's performance was hurt from stock selection in the consumer discretionary sector. Stock selection in the producer durables sector also hurt the Fund's performance, as lower revenues in some companies slowed performance. In addition, stock selection in the materials and processing sector detracted from the Fund's performance.

(1) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the fiscal year ended October 31, 2003.
(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(3) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of October 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Funds' Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in each Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included.

Each Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

FOR FURTHER UPDATED PERFORMANCE INFORMATION, PLEASE CALL LORD ABBETT AT 800-821-5129 OR REFER TO OUR WEBSITE AT www.LordAbbett.com.

FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, INVESTMENT OBJECTIVES, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 888-522-2388 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Center for Research Security Prices Index "CRSP 9-10 Index" and the Russell 2000(R) Growth Index, assuming reinvestment of all dividends and distributions. The performance of other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS Y SHARES) AT NET ASSET VALUE(1)    CRSP 9-10 INDEX(2)    RUSSELL 2000(R) GROWTH INDEX(2)
  7/9/1999                                         $  10,000             $  10,000                          $  10,000
 9/30/1999                                         $   9,372             $   9,588                          $   9,812
12/31/1999                                         $  11,998             $  11,444                          $  13,088
 3/31/2000                                         $  15,186             $  13,395                          $  14,303
 6/30/2000                                         $  12,014             $  12,196                          $  13,249
 9/30/2000                                         $  11,449             $  12,425                          $  12,723
12/31/2000                                         $   9,250             $  10,005                          $  10,153
 3/31/2001                                         $   9,475             $  10,586                          $   8,610
 6/30/2001                                         $  10,624             $  12,654                          $  10,157
 9/30/2001                                         $   8,395             $  10,427                          $   7,305
12/31/2001                                         $  10,857             $  13,432                          $   9,216
 3/31/2002                                         $  10,857             $  14,053                          $   9,036
 6/30/2002                                         $   9,478             $  13,194                          $   7,617
 9/30/2002                                         $   7,419             $  10,298                          $   5,978
12/31/2002                                         $   7,527             $  11,536                          $   6,427
 3/31/2003                                         $   7,271             $  11,313                          $   6,177
 6/30/2003                                         $   9,252             $  15,154                          $   7,669
 9/30/2003                                         $  10,345             $  17,553                          $   8,472
10/31/2003                                         $  10,798             $  19,048                          $   9,204

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                                1 YEAR    LIFE OF CLASS
               CLASS A(3)       36.39%           -7.76%
               CLASS Y(4)       45.17%            1.80%

(1) Total Return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended October 31, 2003 using the SEC-required uniform method to compute such return.
(2) Performance of each unmanaged indices does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance for each Index begins on July 31, 1999.
(3) Class A shares commenced operations on May 1, 2000. Total Return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003 using the SEC-required uniform method to compute such return.
(4) Class Y shares commenced operations on July 9, 1999. Total Return, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, is at net asset value.

MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class Y shares with the same investment in the Center for Research Security Prices Index "CRSP 9-10 Index" and the Russell 2000(R) Value Index, assuming reinvestment of all dividends and distributions. The performance of other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS Y SHARES) AT NET ASSET VALUE(1)    CRSP 9-10 INDEX(2)    RUSSELL 2000(R) VALUE INDEX(2)
  7/9/1999                                         $  10,000             $  10,000                         $  10,000
 9/30/1999                                         $   9,309             $   9,588                         $   9,442
12/31/1999                                         $  10,387             $  11,444                         $   9,586
 3/31/2000                                         $  11,010             $  13,395                         $   9,953
 6/30/2000                                         $  12,787             $  12,196                         $  10,147
 9/30/2000                                         $  13,872             $  12,425                         $  10,892
12/31/2000                                         $  14,124             $  10,005                         $  11,775
 3/31/2001                                         $  14,633             $  10,586                         $  11,889
 6/30/2001                                         $  17,764             $  12,654                         $  13,273
 9/30/2001                                         $  15,364             $  10,427                         $  11,502
12/31/2001                                         $  18,063             $  13,432                         $  13,425
 3/31/2002                                         $  20,639             $  14,053                         $  14,712
 6/30/2002                                         $  20,864             $  13,194                         $  14,400
 9/30/2002                                         $  17,123             $  10,298                         $  11,334
12/31/2002                                         $  17,452             $  11,536                         $  11,892
 3/31/2003                                         $  16,063             $  11,313                         $  11,288
 6/30/2003                                         $  20,286             $  15,154                         $  13,852
 9/30/2003                                         $  22,223             $  17,553                         $  14,922
10/31/2003                                         $  24,117             $  19,048                         $  16,138

                              FISCAL YEAR-END 10/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIODS ENDED OCTOBER 31, 2003

                                1 YEAR    LIFE OF CLASS
               CLASS A(3)       35.53%           21.93%
               CLASS Y(4)       44.35%           22.65%

(1) Total Return applicable to Class Y shares with all dividends and distributions reinvested for the periods shown ended October 31, 2003 using the SEC-required uniform method to compute such return.
(2) Performance of each unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance. Performance for each Index begins on July 31, 1999.
(3) Class A shares commenced operations on May 1, 2000. Total Return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2003 using the SEC-required uniform method to compute such return.
(4) Class Y shares commenced operations on July 9, 1999. Total Return, with all dividends and distributions reinvested for the periods shown ended October 31, 2003, is at net asset value.

SCHEDULE OF INVESTMENTS
MICRO-CAP GROWTH FUND OCTOBER 31, 2003

                                                                  VALUE
INVESTMENTS                                           SHARES      (000)
-----------------------------------------------------------------------
COMMON STOCKS 99.79%

BANKS 1.87%
Online Resources Corp.*                               13,500   $     87
                                                               --------

BANKS: OUTSIDE NEW YORK CITY 3.50%
Nara Bancorp, Inc.                                     7,200        163
                                                               --------

BIOTECHNOLOGY RESEARCH  & PRODUCTION 7.31%
Regeneration Technologies, Inc.*                       8,700        104
Sequenom, Inc.*                                       31,700        102
Vion Pharmaceuticals, Inc.*                           75,500        135
                                                               --------
TOTAL                                                               341
                                                               --------

CASINOS & GAMBLING 2.25%
Mikohn Gaming Corp.*                                  17,900        105
                                                               --------

CHEMICALS 3.99%
Ultralife Batteries, Inc.*                            10,700        186
                                                               --------

COMMUNICATIONS TECHNOLOGY 3.54%
KVH Industries, Inc.*                                  3,700        103
Seachange Int'l, Inc.*                                 4,000         62
                                                               --------
TOTAL                                                               165
                                                               --------

COMPUTER SERVICES SOFTWARE & SYSTEMS 16.75%
Aladdin Knowledge Systems*(a)                         18,000        147
Concur Technologies, Inc.*                             9,600        110
Digitas, Inc.*                                        16,900        147
eCollege.com, Inc.*                                    7,700        167
Electronic Clearing House*                            17,900        125
Intervideo, Inc.*                                      5,000         85
                                                               --------
TOTAL                                                               781
                                                               --------

CONSUMER ELECTRONICS 1.50%
Euniverse, Inc.*                                      35,700   $     70
                                                               --------

DIVERSIFIED MANUFACTURING 1.80%
Armor Holdings, Inc.*                                  4,300         84
                                                               --------

DRUGS & PHARMACEUTICALS 8.96%
Bradley Pharmaceuticals, Inc.*                         3,200         86
D&K Healthcare Resources, Inc.                         7,500         97
Flamel Technologies ADR*                               4,600        116
Parexel Int'l Corp.*                                   7,100        119
                                                               --------
TOTAL                                                               418
                                                               --------

ELECTRONICS 3.07%
CompuDyne Corp.*                                       6,200         50
II-VI, Inc.*                                           3,900         93
                                                               --------
TOTAL                                                               143
                                                               --------

ELECTRONICS: INSTRUMENTS GAUGES & METERS 3.09%
Measurement Specialties, Inc.*                        11,700        144
                                                               --------

ELECTRONICS: MEDICAL SYSTEMS 1.89%
Rita Medical Systems, Inc.*                           23,000         88
                                                               --------

ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS 3.41%
Microsemi Corp.*                                       7,700        159
                                                               --------

ELECTRONICS: TECHNOLOGY 1.01%
Identix, Inc.*                                         8,218         47
                                                               --------

FINANCE COMPANIES 1.71%
Asta Funding, Inc.                                     2,700         80
                                                               --------

HEALTHCARE MANAGEMENT SERVICES 2.79%
Psychiatric Solutions, Inc.*                           8,700        130
                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND OCTOBER 31, 2003

                                                                  VALUE
INVESTMENTS                                           SHARES      (000)
-----------------------------------------------------------------------
JEWELRY WATCHES & GEMSTONES 2.36%
LJ International, Inc.*(a)                            26,200   $    110
                                                               --------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 8.23%
BioSource Int'l., Inc.*                               17,300        124
Conceptus, Inc.*                                       7,500         92
Molecular Devices Corp.*                               6,100        108
Neogen Corp.*                                          3,000         60
                                                               --------
TOTAL                                                               384
                                                               --------

OFFICE FURNITURE & BUSINESS EQUIPMENT 1.01%
Insignia Systems, Inc.*                               13,100         47
                                                               --------

RETAIL 7.12%
Casual Male Retail Group, Inc.*                       18,500        165
The Sports Authority, Inc.*                            4,500        167
                                                               --------
TOTAL                                                               332
                                                               --------

SERVICES: COMMERCIAL 9.11%
Ebookers.com plc ADR*                                  9,900        158
Exponent, Inc.*                                        4,200         89
Gevity HR, Inc.                                        7,100        107
Opinion Research Corp.*                               11,700         71
                                                               --------
TOTAL                                                               425
                                                               --------

TEXTILES APPAREL MANUFACTURERS 3.52%
Oxford Industries, Inc.                                2,400        164
                                                               --------

TOTAL COMMON STOCKS
(Cost $4,066,541)                                                 4,653
                                                               ========

                                                   PRINCIPAL
                                                      AMOUNT      VALUE
INVESTMENTS                                            (000)      (000)
-----------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.64%

REPURCHASE AGREEMENT 0.64%

Repurchase Agreement dated 10/31/2003,
0.99% due 11/3/2003 with State Street
Bank & Trust Co. collateralized by $35,000
of Federal Home Loan Bank at 1.25% due
7/2/2004; value: $35,170; proceeds: $29,663
(Cost $29,660)                                     $      30   $     30
                                                               ========

TOTAL INVESTMENTS
100.43% (Cost $4,096,201)                                      $  4,683
                                                               ========

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
MICRO-CAP VALUE FUND OCTOBER 31, 2003

                                                                  VALUE
INVESTMENTS                                           SHARES      (000)
-----------------------------------------------------------------------
COMMON STOCKS 93.47%

AIR TRANSPORTATION 2.70%
Frontier Airlines, Inc.*                               8,200   $    132
Offshore Logistics, Inc.*                              5,000        109
                                                               --------
TOTAL                                                               241
                                                               --------

AUTO COMPONENTS 1.22%
Wabash National Corp.*                                 4,700        108
                                                               --------

AUTO PARTS: AFTER MARKET 3.72%
Keystone Automotive Industries, Inc. *                 9,500        235
Standard Motor Products, Inc.                          8,700         97
                                                               --------
TOTAL                                                               332
                                                               --------

BANKS 1.46%
Hanmi Financial Corp.                                  6,158        131
                                                               --------

BANKS: OUTSIDE NEW YORK CITY 1.43%
Cobiz, Inc.                                            7,600        127
                                                               --------

CHEMICALS 3.52%
NuCo2, Inc.*                                          17,600        221
Quaker Chemical Corp.                                  3,500         93
                                                               --------
TOTAL                                                               314
                                                               --------

COMMUNICATIONS TECHNOLOGY 1.28%
Bel Fuse, Inc. Class A                                 4,500        114
                                                               --------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.34%
Datastream Systems, Inc.*                              7,000         54
MICROS Systems, Inc.*                                  6,000        243
OpticNet, Inc.* ~                                        300         --(b)
                                                               --------
TOTAL                                                               297
                                                               --------

COMPUTER TECHNOLOGY 3.84%
Concurrent Computer Corp.*                            31,000        144
Fargo Electronics *                                   14,400   $    198
                                                               --------
TOTAL                                                               342
                                                               --------

CONSTRUCTION 1.05%
Modtech Holdings, Inc.*                               11,900         93
                                                               --------

CONTAINERS & PACKAGING: METAL & GLASS 0.95%
Mobile Mini, Inc.*                                     4,000         84
                                                               --------

ELECTRICAL EQUIPMENT & COMPONENTS 1.30%
Powell Industries, Inc.*                               6,000        116
                                                               --------

ELECTRONICS 1.35%
BEI Technologies, Inc.                                 6,500        120
                                                               --------

ELECTRONICS: TECHNOLOGY 2.11%
Intermagnetics General Corp.*                          8,000        188
                                                               --------

FINANCIAL MISCELLANEOUS 1.24%
Financial Federal Corp.*                               3,300        111
                                                               --------

FOODS 2.25%
Sanderson Farms, Inc.                                  3,500        123
Tasty Baking Co.                                      10,100         78
                                                               --------
TOTAL                                                               201
                                                               --------

FUNERAL PARLORS & CEMETERY 2.03%
Carriage Services, Inc.*                              30,300         99
Rock of Ages Corp.                                    14,500         82
                                                               --------
TOTAL                                                               181
                                                               --------

HEALTHCARE MANAGEMENT SERVICES 2.76%
American Dental Partners, Inc.*                       12,000        116
Sierra Health Services, Inc.*                          5,600        130
                                                               --------
TOTAL                                                               246
                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND OCTOBER 31, 2003

                                                                  VALUE
INVESTMENTS                                           SHARES      (000)
-----------------------------------------------------------------------
HOTEL/MOTEL 1.51%
The Marcus Corp.                                       9,000   $    135
                                                               --------

HOUSEHOLD EQUIPMENT & PRODUCTS 1.61%
Craftmade Int'l., Inc.                                 6,000        143
                                                               --------

HOUSEHOLD FURNISHINGS 0.77%
Haverty Furniture Cos., Inc.                           3,300         68
                                                               --------

IDENTIFICATION CONTROL & FILTER DEVICES 0.64%
Robbins & Myers, Inc.                                  2,700         57
                                                               --------

INSURANCE: PROPERTY-CASUALTY 2.75%
Donegal Group, Inc.                                    6,000        118
The Navigators Group, Inc.*                            4,000        127
                                                               --------
TOTAL                                                               245
                                                               --------

MACHINERY: INDUSTRIAL/SPECIALTY 2.33%
Tennant Co.                                            2,000         79
Twin Disc, Inc.                                        6,800        129
                                                               --------
TOTAL                                                               208
                                                               --------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.57%
Lufkin Industries, Inc.                                4,000         96
Universal Compression Hldgs., Inc.*                    2,000         44
                                                               --------
TOTAL                                                               140
                                                               --------

MACHINERY: SPECIALTY 1.20%
Quipp, Inc.*                                           8,700        107
                                                               --------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.36%
ICU Medical, Inc.*                                     3,600        122
                                                               --------

METAL FABRICATING 0.94%
NN, Inc.                                               7,000         84
                                                               --------

MISCELLANEOUS MATERIALS & PROCESSING 0.67%
Rogers Corp.*                                          1,500   $     60
                                                               --------

OFFSHORE DRILLING 1.21%
TMBR/Sharp Drilling, Inc.*                             6,000        108
                                                               --------

OIL: INTEGRATED DOMESTIC 1.08%
Pioneer Drilling Co.*                                 26,000         96
                                                               --------

POLLUTION CONTROL AND ENVIRONMENTAL
  SERVICES 2.04%
Headwaters, Inc.*                                      3,000         56
Team, Inc.*                                           14,000        126
                                                               --------
TOTAL                                                               182
                                                               --------

RAILROADS 1.32%
Genesee & Wyoming, Inc. Class A*                       4,825        117
                                                               --------

REAL ESTATE INVESTMENT TRUSTS 2.64%
Agree Realty Corp.                                     3,900        101
Lasalle Hotel Properties                               8,000        135
                                                               --------
TOTAL                                                               236
                                                               --------

RENTAL & LEASING SERVICES:
COMMERCIAL 1.70%
Interpool, Inc.                                        4,500         66
McGrath Rent Corp.                                     3,000         85
                                                               --------
TOTAL                                                               151
                                                               --------

RETAIL 4.38%
Hibbett Sporting Goods, Inc.*                          3,600         98
Mothers Work, Inc.*                                    4,400        124
Sharper Image Corp.*                                   3,500        101
Ultimate Electronics, Inc.*                            7,500         67
                                                               --------
TOTAL                                                               390
                                                               --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MICRO-CAP VALUE FUND OCTOBER 31, 2003

                                                                  VALUE
INVESTMENTS                                           SHARES      (000)
-----------------------------------------------------------------------
SERVICES: COMMERCIAL 7.42%
Ambassadors Int'l., Inc.*                              5,300   $    101
Exponent, Inc.*                                        8,100        171
Monro Muffler Brake, Inc.*                             8,000        263
World Fuel Services                                    4,400        126
                                                               --------
TOTAL                                                               661
                                                               --------

SHOES 1.26%
Vans, Inc.*                                           10,000        112
                                                               --------

TELECOMMUNICATIONS  EQUIPMENT 3.84%
Arris Group, Inc.*                                    18,500        111
C-Cor.Net Corp.*                                      22,900        231
                                                               --------
TOTAL                                                               342
                                                               --------

TEXTILE PRODUCTS 1.18%
Quaker Fabric Corp.                                   13,200        106
                                                               --------

TEXTILES APPAREL MANUFACTURERS 3.54%
Cutter & Buck, Inc.*                                  25,100        191
Phillips-Van Heusen Corp.                              7,300        125
                                                               --------
TOTAL                                                               316
                                                               --------

TOBACCO 1.16%
Dimon, Inc.                                           14,300        103
                                                               --------

TRUCKERS 2.68%
Covenant Transport, Inc.*                              5,600        107
Heartland Express, Inc.                                2,956         73
P.A.M.
Transportation Svcs.*                                  3,100         59
                                                               --------
TOTAL                                                               239
                                                               --------

UTILITIES: GAS DISTRIBUTORS 1.37%
Chesapeake Utilities Corp.                             5,000        122
                                                               --------

UTILITIES: MISCELLANEOUS 1.24%
Waste Industries
USA, Inc.*                                            12,200        111
                                                               --------

UTILITIES: WATER 2.51%
Consolidated Water Co.
Ord Sh(a)                                             11,200   $    224
                                                               --------

TOTAL COMMON STOCKS
(Cost $5,964,222)                                                 8,331
                                                               ========

                                                   PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                ------------
SHORT-TERM INVESTMENT 6.38%

REPURCHASE AGREEMENT 6.38%

Repurchase Agreement dated 10/31/2003
0.99% due 11/3/2003 with State Street
Bank & Trust Co. collateralized by
$545,000 of Federal National Mortgage
Assoc. at 6.5% due 8/15/2004; value:
$584,078; proceeds: $568,556 (Cost $568,509)       $     569        569
                                                               ========

TOTAL INVESTMENTS 99.85%
(Cost $6,532,731)                                              $  8,900
                                                               ========

  * Non-income producing security.
  ~ Fair valued security. See Note 2a.
(a) Foreign security traded in U.S. dollars.
(b) Value is less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
10

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003

                                                                   MICRO-CAP       MICRO-CAP
                                                                 GROWTH FUND      VALUE FUND
ASSETS:
   Investment in securities, at cost                           $   4,096,201   $   6,532,731
--------------------------------------------------------------------------------------------
   Investment in securities, at value                          $   4,683,206   $   8,899,975
   Receivables:
     Interest and dividends                                              136           2,366
     Investment securities sold                                            -          40,106
     Capital shares sold                                               2,106           5,080
     From affiliates                                                   6,484               -
   Prepaid expenses and other assets                                       2              49
--------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                    4,691,934       8,947,576
--------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Capital shares reacquired                                             -             430
     Management fees                                                   5,973          11,035
     12b-1 distribution fees                                           1,403           2,740
     Fund administration                                                 159             294
     Trustees' fees                                                        -              75
     To Lord, Abbett & Co. LLC                                         7,227           6,116
   Accrued expenses and other liabilities                             14,132          13,626
--------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  28,894          34,316
============================================================================================
NET ASSETS                                                     $   4,663,040   $   8,913,260
============================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   4,497,316   $   5,888,532
Distributions in excess of net investment income                           -             (75)
Accumulated net realized gain (loss) on investments                 (421,281)        657,559
Net unrealized appreciation on investments                           587,005       2,367,244
--------------------------------------------------------------------------------------------
NET ASSETS                                                     $   4,663,040   $   8,913,260
============================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                 $   4,654,939   $   8,891,757
Class Y Shares                                                 $       8,101   $      21,503

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                       428,140         414,828
Class Y Shares                                                        739.40          998.76

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                 $       10.87   $       21.43
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                $       11.53   $       22.74
Class Y Shares-Net asset value                                 $       10.96   $       21.53
============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2003

                                                                   MICRO-CAP       MICRO-CAP
                                                                 GROWTH FUND      VALUE FUND
INVESTMENT INCOME:
Dividends                                                      $       2,773   $      54,956
Interest                                                               2,566           4,482
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                5,339          59,438
--------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                       52,559         100,462
12b-1 distribution plan-Class A                                       10,802          20,855
Shareholder servicing                                                  4,186           3,364
Market data                                                               20              35
Professional                                                           5,863           4,348
Reports to shareholders                                                8,155           6,586
Fund accounting                                                        1,445           1,485
Fund administration                                                      988           2,274
Custody                                                                3,384           2,530
Trustees' fees                                                            53             100
Registration                                                           9,773           4,143
Other                                                                  1,707               -
--------------------------------------------------------------------------------------------
Gross expenses                                                        98,935         146,182
   Expense reductions                                                    (54)            (74)
   Management fees waived                                            (11,688)        (23,365)
   Expenses assumed by Lord, Abbett & Co. LLC                        (25,862)         (6,570)
--------------------------------------------------------------------------------------------
NET EXPENSES                                                          61,331         116,173
--------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (55,992)        (56,735)
--------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                     175,560         713,072
Net change in unrealized appreciation on investments               1,242,069       1,944,037
============================================================================================
NET REALIZED AND UNREALIZED GAIN                                   1,417,629       2,657,109
============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $   1,361,637   $   2,600,374
============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2003

                                                                   MICRO-CAP       MICRO-CAP
INCREASE IN NET ASSETS                                           GROWTH FUND      VALUE FUND
OPERATIONS:
Net investment loss                                            $     (55,992)  $     (56,735)
Net realized gain on investments                                     175,560         713,072
Net change in unrealized appreciation on investments               1,242,069       1,944,037
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               1,361,637       2,600,374
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 -         (18,897)
   Class Y                                                                 -            (107)
Net realized gain
   Class A                                                                 -        (222,077)
   Class Y                                                                 -            (596)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        -        (241,677)
============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    990,181       1,066,841
Reinvestment of distributions                                              -         239,810
Cost of shares reacquired                                           (392,729)       (208,835)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from capital share transactions                                   597,452       1,097,816
============================================================================================
NET INCREASE IN NET ASSETS                                         1,959,089       3,456,513
============================================================================================
NET ASSETS:
Beginning of year                                                  2,703,951       5,456,747
--------------------------------------------------------------------------------------------
End of year                                                    $   4,663,040   $   8,913,260
============================================================================================
Undistributed (distributions in excess of)
   net investment income                                       $           -   $         (75)
============================================================================================

                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2002

                                                                   MICRO-CAP       MICRO-CAP
INCREASE IN NET ASSETS                                           GROWTH FUND      VALUE FUND
OPERATIONS:
Net investment income (loss)                                   $      (7,717)  $      19,032
Net realized gain (loss) on investments                             (469,113)        222,672
Net change in unrealized appreciation/depreciation
  on investments                                                    (320,647)        (60,598)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   (797,477)        181,106
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                            (1,960)        (14,974)
   Class Y                                                               (25)            (71)
Net realized gain
   Class A                                                                 -        (223,636)
   Class Y                                                                 -            (650)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (1,985)       (239,331)
============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  1,617,928       1,842,286
Reinvestment of distributions                                          1,547         237,716
Cost of shares reacquired                                           (388,684)     (1,468,390)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                       1,230,791         611,612
============================================================================================
NET INCREASE IN NET ASSETS                                           431,329         553,387
============================================================================================
NET ASSETS
Beginning of year                                                  2,272,622       4,903,360
--------------------------------------------------------------------------------------------
END OF YEAR                                                    $   2,703,951   $   5,456,747
============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                            $           -   $      20,416
============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND

                                                                   YEAR ENDED 10/31                 5/1/2000(c)
                                                       ----------------------------------------         TO
                                                          2003           2002           2001        10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $     7.51     $     9.49     $    13.18     $    16.76
                                                       ==========     ==========     ==========     ==========

Investment operations
   Net investment income (loss)(a)                           (.14)          (.02)             -(f)        (.01)
   Net realized and unrealized gain (loss)                   3.50          (1.95)         (1.34)         (3.57)
                                                       ----------     ----------     ----------     ----------
     Total from investment operations                        3.36          (1.97)         (1.34)         (3.58)
                                                       ----------     ----------     ----------     ----------

Distributions to shareholders from:
   Net investment income                                        -           (.01)          (.01)             -
   Net realized gain                                            -              -          (2.34)             -
                                                       ----------     ----------     ----------     ----------
     Total distributions                                        -           (.01)         (2.35)             -
                                                       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    10.87     $     7.51     $     9.49     $    13.18
                                                       ==========     ==========     ==========     ==========

Total Return(b)                                             44.74%        (20.81)%       (11.30)%       (21.36)%(e)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                      1.75%           .38%           .38%           .18%(e)
   Expenses, excluding waiver and
     expense reductions                                      2.84%          2.99%          4.02%          1.36%(e)
   Net investment income (loss)                             (1.60)%         (.24)%          .04%          (.04)%(e)

                                                                   YEAR ENDED 10/31                 5/1/2000(c)
                                                       ----------------------------------------         TO
SUPPLEMENTAL DATA:                                        2003           2002           2001        10/31/2000
===============================================================================================================
  Net assets, end of period (000)                      $    4,655     $    2,698     $    2,266     $    2,160
  Portfolio turnover rate                                  126.71%         34.08%         80.17%        103.33%
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP GROWTH FUND

                                                                      YEAR ENDED 10/31                   12/15/1998(d)
                                                     -------------------------------------------------        TO
                                                        2003         2002          2001        2000       10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $     7.55   $     9.52   $    13.21   $    12.57   $    10.00
                                                     ==========   ==========   ==========   ==========   ==========

Investment operations
   Net investment income (loss)(a)                         (.11)         .01          .04          .04          .02
   Net realized and unrealized gain (loss)                 3.52        (1.95)       (1.35)        1.73         2.55
                                                     ----------   ----------   ----------   ----------   ----------
     Total from investment operations                      3.41        (1.94)       (1.31)        1.77         2.57
                                                     ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
   Net investment income                                      -         (.03)        (.04)        (.02)           -
   Net realized gain                                          -            -        (2.34)       (1.11)           -
                                                     ----------   ----------   ----------   ----------   ----------
     Total distributions                                      -         (.03)       (2.38)       (1.13)           -
                                                     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                       $    10.96   $     7.55   $     9.52   $    13.21   $    12.57
                                                     ==========   ==========   ==========   ==========   ==========

Total Return(b)                                           45.17%      (20.42)%     (11.00)%      14.48%       25.70%(e)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                    1.42%         .00%         .00%         .00%         .00%(e)
   Expenses, excluding waiver and
     expense reductions                                    2.51%        2.61%        3.64%        2.33%        1.71%(e)
   Net investment income (loss)                           (1.27)%        .14%         .42%         .22%         .19%(e)

                                                                      YEAR ENDED 10/31                   12/15/1998(d)
                                                     -------------------------------------------------        TO
SUPPLEMENTAL DATA:                                      2003         2002          2001        2000       10/31/1999
=======================================================================================================================
   Net assets, end of period (000)                   $        8   $        6   $        7   $        8   $    1,404
   Portfolio turnover rate                               126.71%       34.08%       80.17%      103.33%       41.18%
=======================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.
(f) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND

                                                                    YEAR ENDED 10/31                5/1/2000(c)
                                                       ----------------------------------------         TO
                                                          2003           2002           2001        10/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $    15.56     $    15.68     $    15.90     $    13.13
                                                       ==========     ==========     ==========     ==========

Investment operations
   Net investment income (loss)(a)                           (.14)           .05            .10            .07
   Net realized and unrealized gain                          6.69            .60           2.20           2.70
                                                       ----------     ----------     ----------     ----------
     Total from investment operations                        6.55            .65           2.30           2.77
                                                       ----------     ----------     ----------     ----------

Distributions to shareholders from:
   Net investment income                                     (.05)          (.05)          (.14)             -
   Net realized gain                                         (.63)          (.72)         (2.38)             -
                                                       ----------     ----------     ----------     ----------
     Total distributions                                     (.68)          (.77)         (2.52)             -
                                                       ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    21.43     $    15.56     $    15.68     $    15.90
                                                       ==========     ==========     ==========     ==========

Total Return(b)                                             43.80%          4.12%         17.16%         21.10%(e)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                      1.73%           .38%           .38%           .17%(e)
   Expenses, excluding waiver and
     expense reductions                                      2.18%          2.76%          3.08%          1.50%(e)
   Net investment income (loss)                              (.84)%          .31%           .64%           .49%(e)

                                                                    YEAR ENDED 10/31                5/1/2000(c)
                                                       ----------------------------------------         TO
SUPPLEMENTAL DATA:                                        2003           2002           2001        10/31/2000
==============================================================================================================
  Net assets, end of period (000)                      $    8,892     $    5,442     $    4,889     $    2,032
  Portfolio turnover rate                                   48.55%         36.02%         52.63%         82.02%
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
MICRO-CAP VALUE FUND

                                                                      YEAR ENDED 10/31                   12/15/1998(d)
                                                     -------------------------------------------------        TO
                                                        2003         2002          2001        2000       10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $    15.63   $    15.72   $    15.92   $    10.75   $    10.00
                                                     ==========   ==========   ==========   ==========   ==========

Investment operations
   Net investment income (loss)(a)                         (.09)         .12          .16          .14          .12
   Net realized and unrealized gain                        6.73          .59         2.19         5.19          .63
                                                     ----------   ----------   ----------   ----------   ----------
     Total from investment operations                      6.64          .71         2.35         5.33          .75
                                                     ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:
   Net investment income                                   (.11)        (.08)        (.17)        (.09)           -
   Net realized gain                                       (.63)        (.72)       (2.38)        (.07)           -
                                                     ----------   ----------   ----------   ----------   ----------
     Total distributions                                   (.74)        (.80)       (2.55)        (.16)           -
                                                     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                       $    21.53   $    15.63   $    15.72   $    15.92   $    10.75
                                                     ==========   ==========   ==========   ==========   ==========

Total Return(b)                                           44.35%        4.51%       17.48%       50.12%        7.60%(e)

RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
     expense reductions                                    1.41%         .00%         .00%         .00%         .00%(e)
   Expenses, excluding waiver and
     expense reductions                                    1.86%        2.38%        2.70%        2.50%        1.80%(e)
   Net investment income (loss)                            (.52)%        .69%        1.02%        1.15%        1.08%(e)

                                                                      YEAR ENDED 10/31                   12/15/1998(d)
                                                     -------------------------------------------------        TO
SUPPLEMENTAL DATA:                                      2003         2002          2001        2000       10/31/1999
======================================================================================================================
   Net assets, end of period (000)                   $       21   $       15   $       14   $       12   $    1,152
   Portfolio turnover rate                                48.55%       36.02%       52.63%       82.02%       30.38%
======================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following two Funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund"), Class A and Y shares. The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of Class Y shares. There may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to the Class A 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at an annual rate of 1.50%.

For the year ended October 31, 2003, Lord Abbett voluntarily waived a portion of its management fees and assumed other expenses, at the annual rate set forth below as a percentage of average daily net assets:

                                               VOLUNTARY
                                              MANAGEMENT              OTHER
                                              FEE WAIVER   EXPENSES ASSUMED
---------------------------------------------------------------------------
Micro-Cap Growth Fund                                .33%              .74%
Micro-Cap Value Fund                                 .35%              .10%

Lord Abbett may stop waiving its management fee and assuming other expenses at any time.

In addition, on January 1, 2003, Lord Abbett began providing certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of the Funds' average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to the Class A shares of Micro-Cap Growth Fund and Micro-Cap Value Fund pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25% and .10%, respectively. In addition, until January 1, 2003, the Trust paid an incremental marketing expense of approximately .03% of average daily net assets attributable to Class A.

Class Y does not have a distribution plan.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 are as follows:

                                          MICRO-CAP GROWTH FUND     MICRO-CAP VALUE FUND
-------------------------------------------------------------------------------------------
                                        10/31/2003   10/31/2002   10/31/2003    10/31/2002
-------------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                      $        -   $    1,985   $  241,677   $    165,092
   Net long-term capital gains                   -            -            -         74,239
-------------------------------------------------------------------------------------------
Total distributions paid                $        -   $    1,985   $  241,677   $    239,331
===========================================================================================

As of October 31, 2003, the components of accumulated earnings on a tax basis are as follows:

                                               MICRO-CAP GROWTH             MICRO-CAP VALUE
-------------------------------------------------------------------------------------------
Undistributed ordinary income - net                  $        -                $    122,748
Undistributed long-term capital gains                         -                     533,755
-------------------------------------------------------------------------------------------
   Total undistributed earnings                      $        -                $    656,503
Capital loss carryforwards*                            (421,281)                          -
Temporary differences                                         -                         (75)
Unrealized gains - net                                  587,005                   2,368,300
-------------------------------------------------------------------------------------------
   Total accumulated earnings - net                  $  165,724                 $ 3,024,728
===========================================================================================

* At October 31, 2003, the capital loss carryforward along with the related expiration date is as follows:

                               AMOUNT    YEAR OF EXPIRATION
------------------------------------------------------------
Micro-Cap Growth              $ 421,281        2010

As of October 31, 2003, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                 MICRO-CAP GROWTH FUND   MICRO-CAP VALUE FUND
-----------------------------------------------------------------------------
Tax Cost                         $           4,096,201   $          6,531,675
-----------------------------------------------------------------------------
Gross unrealized gain                          858,245              2,461,434
Gross unrealized loss                         (271,240)               (93,134)
-----------------------------------------------------------------------------
   Net unrealized security gain  $             587,005   $          2,368,300
=============================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended October 31, 2003, have been reclassified among the components of net assets based on their tax basis treatment as follows:

                               UNDISTRIBUTED    ACCUMULATED
                              NET INVESTMENT   NET REALIZED
                                      INCOME    GAIN (LOSS)   PAID-IN CAPITAL
-----------------------------------------------------------------------------
Micro-Cap Growth Fund         $       55,992   $          -   $       (55,992)
Micro-Cap Value Fund                  55,248        (55,484)              236

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the year ended October 31, 2003:

                                   PURCHASES          SALES
-----------------------------------------------------------
Micro-Cap Growth                $  4,924,483   $  4,218,191
Micro-Cap Value                    3,597,693      2,989,089

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2003.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's net asset values.

9.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, and the particular risks associated with micro-cap and growth or value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time. These factors can affect the Funds' performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                    YEAR ENDED                 YEAR ENDED
MICRO-CAP GROWTH                              OCTOBER 31, 2003           OCTOBER 31, 2002
-----------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                              112,263   $   990,181      160,649   $ 1,617,928
Reinvestment of distributions                  -             -          151         1,522
Shares reacquired                        (43,307)     (392,729)     (40,426)     (388,684)
-----------------------------------------------------------------------------------------
Increase                                  68,956   $   597,452      120,374   $ 1,230,766
-----------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------
Reinvestment of distributions                  -   $         -         2.51   $        25
-----------------------------------------------------------------------------------------
Increase                                       -   $         -         2.51   $        25
-----------------------------------------------------------------------------------------

MICRO-CAP VALUE
-----------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                               61,900   $ 1,066,841      111,635   $ 1,842,286
Reinvestment of distributions             15,556       239,107       15,261       237,001
Shares reacquired                        (12,443)     (208,835)     (88,986)   (1,468,390)
-----------------------------------------------------------------------------------------
Increase                                  65,013   $ 1,097,113       37,910   $   610,897
-----------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------
Reinvestment of distributions                 46   $       703           46   $       715
-----------------------------------------------------------------------------------------
Increase                                      46   $       703           46   $       715
-----------------------------------------------------------------------------------------

All of the outstanding capital shares of Micro-Cap Growth Fund and Micro-Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

11.  SUBSEQUENT EVENT

On December 15, 2003, Lord Abbett International Core Equity Fund, a new Fund of the Trust, commenced investment operations and was capitalized with a $5,040,000 investment from Lord Abbett. Shares are currently available to partners and employees of Lord Abbett and will become available to the public on January 2, 2004.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT SECURITIES TRUST -- LORD ABBETT MICRO-CAP GROWTH FUND AND LORD ABBETT MICRO-CAP VALUE FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Lord Abbett Securities Trust - Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund (the "Funds") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Securities Trust - Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund as of October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
December 22, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his successor is elected and qualified or until his earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                            CURRENT POSITION
NAME, ADDRESS AND          LENGTH OF SERVICE     PRINCIPAL OCCUPATION         OTHER
DATE OF BIRTH                  WITH TRUST       DURING PAST FIVE YEARS    DIRECTORSHIPS
--------------------------------------------------------------------------------------------
ROBERT S. DOW              Trustee since;       Managing Partner and      N/A
Lord Abbett & Co. LLC      1993 and Chairman    Chief Investment
90 Hudson Street           since 1996           Officer of Lord Abbett
Jersey City, NJ                                 since 1996.
Date of Birth: 3/8/1945

                                 ---------------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                        WITH TRUST              DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW               Trustee since 1994     Managing General Partner,           Currently serves as
Bigelow Media, LLC                                     Bigelow Media, LLC (since 2000);    director of Adelphia
41 Madison Ave.,                                       Senior Adviser, Time Warner Inc.    Communications, Inc.,
Suite 3810                                             (1998 - 2000); Acting Chief         Crane Co., and Huttig
New York, NY                                           Executive Officer of Courtroom      Building Products Inc.
Date ofBirth: 10/22/1941                               Television Network (1997 -
                                                       1998); President and Chief
                                                       Executive Officer of Time Warner
                                                       Cable Programming, Inc. (1991 -
                                                       1997).

WILLIAM H.T. BUSH               Trustee since 1998     Co-founder and Chairman of the      Currently serves as
Bush O'Donnell &                                       Board of the financial advisory     director of Wellpoint
Co., Inc.                                              firm of Bush-O'Donnell & Company    Health Network, Inc., DT
101 South Hanley Road                                  (since 1986).                       Industries Inc., and
Suite 1250 St. Louis, MO                                                                   Engineered Support
Date of Birth: 7/14/1938                                                                   Systems, Inc.

                                  CURRENT POSITION
NAME, ADDRESS AND                 LENGTH OF SERVICE          PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                        WITH TRUST              DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.          Trustee since 1998     Managing Director of Monitor        Currently serves as
Monitor Clipper Partners                               Clipper Partners (since 1997)       director of Avondale,
650 Madison Ave.,                                      and President of Clipper Asset      Inc. and Interstate
9th Fl. New York, NY                                   Management Corp. (since 1991),      Bakeries Corp.
Date of Birth: 10/25/1942                              both private equity investment
                                                       funds.

STEWART S. DIXON                Trustee since 1993;    Partner in the law firm of          N/A
Wildman, Harrold,               retired 12/31/2002     Wildman, Harrold, Allen & Dixon
Allen & Dixon                                          (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS               Trustee since 2001     Senior Advisor (since April         Currently serves as
Houlihan Lokey                                         2003) and Former Chief Executive    director of Adolph
Howard & Zukin                                         Officer of Houlihan Lokey Howard    Coors Company.
685 Third Ave.                                         & Zukin, an investment bank
New York, NY                                           (January 2002 - April 2003);
Date of Birth: 7/30/1947                               Chairman of Warburg Dillon Read
                                                       (1999 - 2001); Global Head of
                                                       Corporate Finance of SBC Warburg
                                                       Dillon Read (1997 - 1999); Chief
                                                       Executive Officer of Dillon,
                                                       Read & Co. (1994 - 1997).

C. ALAN MacDONALD               Trustee since 1993     Retired - General Business and      Currently serves as
415 Round Hill Road                                    Governance Consulting (since        director of Fountainhead
Greenwich, CT                                          1992); formerly President and       Water Company, Lincoln
Date of Birth: 5/19/1933                               CEO of Nestle Foods.                Snacks, H.J. Baker, and
                                                                                           Seix Fund, Inc.*

THOMAS J. NEFF                  Trustee since 1993     Chairman of Spencer Stuart, an      Currently serves as
Spencer Stuart                                         executive search consulting firm    director of Ace, Ltd. and
277 Park Avenue                                        (since 1996); President of          Exult, Inc.
New York, NY                                           Spencer Stuart (1979 - 1996).
Date of Birth: 10/2/1937

JAMES F. ORR, III               Trustee since 2002;    President and CEO of                Currently serves as
80 Pinckney Street              retired 3/3/2003       LandingPoint Capital (since         Chairman of Rockefeller
Boston, MA                                             2002); Chairman and CEO of          Foundation, Director of
Date of Birth: 3/5/1943                                United Asset Management             Nashua Corp. and
                                                       Corporation (2000 to 2001);         SteelPoint Technologies.
                                                       Chairman and CEO of UNUM
                                                       Provident Corporation (1999 -
                                                       merger); Chairman and CEO of
                                                       UNUM Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Trust's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

   NAME AND                     CURRENT POSITION     LENGTH OF SERVICE        PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH TRUST       OF CURRENT POSITION      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Chief Executive      Elected in 1993       Managing Partner and Chief
(3/8/1945)                     Officer and                                Investment Officer of Lord
                               President                                  Abbett since 1996.

SHOLOM DINSKY                  Executive Vice       Elected in 2003       Partner and Large Cap Value
(3/24/1944)                    President                                  Investment Manager, joined
                                                                          Lord Abbett in 2000, formerly
                                                                          Managing Director of
                                                                          Prudential Asset Management,
                                                                          prior thereto Director of
                                                                          Equity Research and Senior
                                                                          Vice President at Mitchell
                                                                          Hutchins Asset Management.

ROBERT P. FETCH                Executive Vice       Elected in 1999       Partner and Small-Cap Value
(2/18/1953)                    President                                  Senior Investment Manager,
                                                                          joined Lord Abbett in 1995.

KENNETH G. FULLER              Executive Vice       Elected in 2003       Investment Manager - Large Cap
(4/22/1945)                    President                                  Value, joined Lord Abbett in
                                                                          2002, formerly Portfolio
                                                                          Manager and Senior Vice
                                                                          President at Pioneer
                                                                          Investment Management, Inc.
                                                                          from 1999 to 2002; prior
                                                                          thereto Principal, Manley,
                                                                          Fuller Asset Management.

HOWARD E. HANSEN               Vice President       Elected in 2003       Partner and Investment
(10/13/1961)                                                              Manager, joined Lord Abbett in
                                                                          1995.

INGRID C. HOLM                 Executive Vice       Elected in 2001       Investment Manager - Global
(3/21/1959)                    President                                  Equity, joined Lord Abbett in
                                                                          2001, formerly International
                                                                          Portfolio Manager at
                                                                          Batterymarch Financial
                                                                          Management, Inc. from 2000 to
                                                                          2001, prior thereto held
                                                                          various positions at the
                                                                          Prudential Insurance Company
                                                                          of America.

   NAME AND                     CURRENT POSITION     LENGTH OF SERVICE        PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH TRUST       OF CURRENT POSITION      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
VINCENT J. McBRIDE             Executive Vice       Elected in 2003       Senior Investment Manager,
(5/8/1964)                     President                                  International Core Equity,
                                                                          joined Lord Abbett in 2003,
                                                                          formerly Managing Director and
                                                                          Portfolio Manager at Warburg
                                                                          Pincus Asset Management and
                                                                          Credit Suisse Asset
                                                                          Management.

ROBERT G. MORRIS               Executive Vice       Elected in 1998       Partner and Director of Equity
(11/6/1944)                    President                                  Investments, joined Lord
                                                                          Abbett in 1991.

F. THOMAS O'HALLORAN           Executive Vice       Elected in 2003       Partner and Investment
(2/19/1955)                    President                                  Manager, joined Lord Abbett in
                                                                          2001, formerly Executive
                                                                          Director/Senior Research
                                                                          Analyst at Dillon Read/UBS
                                                                          Warburg.

ELI M. SALZMANN                Executive Vice       Elected in 2003       Partner and Director of
(3/24/1964)                    President                                  Institutional Equity
                                                                          Investments, joined Lord
                                                                          Abbett in 1997.

HAROLD E. SHARON               Executive Vice       Elected in 2003       Investment Manager and
(9/23/1960)                    President                                  Director, International Core
                                                                          Equity, joined Lord Abbett in
                                                                          2003, formerly Financial
                                                                          Industry Consultant for
                                                                          Venture Capitalist from 2001
                                                                          to 2003, prior thereto
                                                                          Managing Director of Warburg
                                                                          Pincus Asset Management and
                                                                          Credit Suisse Asset
                                                                          Management.

TRACIE E. AHERN                Vice President and   Elected in 1999       Partner and Director of
(1/12/1968)                    Treasurer                                  Portfolio Accounting and
                                                                          Operations, joined Lord Abbett
                                                                          in 1999, prior thereto Vice
                                                                          President - Head of Fund
                                                                          Administration of Morgan
                                                                          Grenfell.

JOAN A. BINSTOCK               Chief Financial      Elected in 1999       Partner and Chief Operations
(3/4/1954)                     Officer and Vice                           Officer, joined Lord Abbett in
                               President                                  1999, prior thereto Chief
                                                                          Operating Officer of Morgan
                                                                          Grenfell.

   NAME AND                     CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH TRUST       OF CURRENT POSITION       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
DAVID G. BUILDER               Vice President       Elected in 2001       Equity Analyst, joined Lord
(1/4/1954)                                                                Abbett in 1998,.

DANIEL E. CARPER               Vice President       Elected in 1993       Partner, joined Lord Abbett in
(1/22/1952)                                                               1979.

JOHN J. DiCHIARO               Vice President       Elected in 2000       Partner and Senior Strategy
(7/30/1957)                                                               Coordinator - Small Cap
                                                                          Growth, joined Lord Abbett in
                                                                          2000, prior thereto Vice
                                                                          President - Securities Group
                                                                          of Wafra Investment Advisory
                                                                          Group.

LESLEY-JANE DIXON              Vice President       Elected in 1999       Partner and Senior Research
(1/1/1964)                                                                Analyst, joined Lord Abbett in
                                                                          1995.

DANIEL H. FRASCARELLI          Vice President       Elected in 2001       Partner and Investment
(3/11/1954)                                                               Manager, joined Lord Abbett in
                                                                          1990.

GERARD S. E. HEFFERNAN, JR.    Vice President       Elected in 1999       Research Analyst, joined Lord
(9/7/1963)                                                                Abbett in 1998.

PAUL A. HILSTAD                Vice President and   Elected in 1996       Partner and General Counsel,
(12/13/1942)                   Secretary                                  joined Lord Abbett in 1995.

TODD D. JACOBSON               Vice President       Elected in 2003       Investment Manager,
(10/28/1966 )                                                             International Core Equity,
                                                                          joined Lord Abbett in 2003,
                                                                          formerly Director and
                                                                          Portfolio Manager at Warburg
                                                                          Pincus Asset Management and
                                                                          Credit Suisse Asset Management
                                                                          from 2002 to 2003; prior
                                                                          thereto Associate Portfolio
                                                                          Manager of Credit Suisse Asset
                                                                          Management.

LAWRENCE H. KAPLAN             Vice President and   Elected in 1997       Partner and Deputy General
(1/16/1957)                    Assistant Secretary                        Counsel, joined Lord Abbett in
                                                                          1997.

A. EDWARD OBERHAUS, III        Vice President       Elected in 1993       Partner and Manager of Equity
(12/21/1959)                                                              Trading, joined Lord Abbett in
                                                                          1983.

   NAME AND                     CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH TRUST       OF CURRENT POSITION       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
TODOR PETROV                   Vice President       Elected in 2003       Investment Manager, joined
(5/18/1974)                                                               Lord Abbett in 2003, formerly
                                                                          Associate Portfolio Manager of
                                                                          Credit Suisse Asset Management
                                                                          from 1999 to 2003; prior
                                                                          thereto Summer Associate of
                                                                          Warburg Pincus Funds.

CHRISTINA T. SIMMONS           Vice President and   Elected in 2000       Assistant General Counsel,
(11/12/1957)                   Assistant Secretary                        joined Lord Abbett in 1999,
                                                                          formerly Assistant General
                                                                          Counsel of Prudential
                                                                          Investments from 1998 to 1999,
                                                                          prior thereto Counsel of
                                                                          Drinker, Biddle & Reath LLP, a
                                                                          law firm.

BERNARD J. GRZELAK             Assistant Treasurer  Elected in 2003       Director of Fund
(6/12/1971)                                                               Administration, joined Lord
                                                                          Abbett in 2003, formerly Vice
                                                                          President, Lazard Asset
                                                                          Management from 2000 to 2003,
                                                                          prior thereto Manager of
                                                                          Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

-------------------------------------------------------------------------------
     TAX  INFORMATION

     None of the ordinary income distribution paid by the Micro-Cap Value Fund during fiscal 2003 is qualifying dividend income. For corporate shareholders only 12.07% of the Micro-Cap Value Fund's ordinary income distribution qualified for the dividends received deduction.
-------------------------------------------------------------------------------

LORD ABBETT
[LORD ABBETT LOGO]


    This report when not used for the general
  information of shareholders of the Fund, is to
 be distributed only if preceded or accompanied
          by a current Fund Prospectus.                         Lord Abbett Securities Trust
                                                                       Lord Abbett Micro-Cap Growth Fund
 Lord Abbett Mutual Fund shares are distributed by:                    Lord Abbett Micro-Cap Value Fund
        LORD ABBETT DISTRIBUTOR LLC                                                                             LMAC-2-1003
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                                 12/03

ITEM 2:     Code of Ethics.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on October 31, 2003 (the "Period").

      (b)   Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e)   Not applicable.

      (f)   See Item 10(a) concerning the filing of the Code of Ethics.

ITEM 3:     Audit Committee Financial Expert.

            The Registrant's Board of Trustees has determined that each of the independent Trustees who comprise the audit committee are audit committee financial experts. The members of the audit committee are
            E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4:     Principal Accountant Fees and Services.
            Not applicable.

ITEM 5:     Audit Committee of Listed Registrants
            Not applicable.

ITEM 6:     [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
            Not applicable.

ITEM 8:     [Reserved]

ITEM 9:     Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of December 22, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:    Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of
            EX-99.CODEETH.

ITEM 10(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT SECURITIES TRUST


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 22, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT SECURITIES TRUST


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: December 22, 2003